Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.1%
		Basic Materials: 0.7%
588,000		Air Products and Chemicals, Inc., 1.850%, 05/15/2027	$532,013	0.1
500,000		Air Products and Chemicals, Inc., 2.050%, 05/15/2030	431,746	0.0
588,000		Air Products and Chemicals, Inc., 2.700%, 05/15/2040	452,091	0.0
470,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	503,445	0.1
250,000		Celanese US Holdings LLC, 6.050%, 03/15/2025	251,609	0.0
250,000		Celanese US Holdings LLC, 6.330%, 07/15/2029	253,012	0.0
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	482,807	0.0
407,000		Dow Chemical Co., 2.100%, 11/15/2030	339,833	0.0
351,000		Dow Chemical Co., 4.250%, 10/01/2034	326,798	0.0
441,000		Dow Chemical Co/The, 3.600%, 11/15/2050	330,569	0.0
588,000		DuPont de Nemours, Inc., 5.419%, 11/15/2048	589,389	0.1
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	348,044	0.0
750,000		Ecolab, Inc., 2.700%, 12/15/2051	499,468	0.0
532,000		International Paper Co., 4.350%, 08/15/2048	462,216	0.0
500,000		Linde, Inc./CT, 1.100%, 08/10/2030	399,414	0.0
282,000		LYB International Finance BV, 4.000%, 07/15/2023	280,232	0.0
576,000		LYB International Finance III LLC, 1.250%, 10/01/2025	522,125	0.1
441,000		LYB International Finance III LLC, 3.375%, 10/01/2040	327,073	0.0
250,000		Mosaic Co/The, 5.450%, 11/15/2033	251,595	0.0
588,000		Nucor Corp., 2.000%, 06/01/2025	553,341	0.1
588,000		Nutrien Ltd., 2.950%, 05/13/2030	518,035	0.1
500,000		PPG Industries, Inc., 1.200%, 03/15/2026	448,561	0.0
500,000		PPG Industries, Inc., 2.550%, 06/15/2030	431,837	0.0
441,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	497,305	0.0
588,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	562,891	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/2045	259,913	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	391,220	0.0
			11,246,582	0.7

		Communications: 2.4%
500,000		Alibaba Group Holding Ltd., 2.125%, 02/09/2031	414,026	0.0
588,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	585,536	0.1
588,000		Alibaba Group Holding Ltd., 3.400%, 12/06/2027	554,802	0.0
588,000		Alphabet, Inc., 1.100%, 08/15/2030	481,597	0.0
1,175,000		Alphabet, Inc., 1.900%, 08/15/2040	824,622	0.1
588,000		Amazon.com, Inc., 2.800%, 08/22/2024	575,198	0.1
588,000		Amazon.com, Inc., 3.150%, 08/22/2027	566,755	0.0
588,000		Amazon.com, Inc., 3.800%, 12/05/2024	583,209	0.1
588,000		Amazon.com, Inc., 4.800%, 12/05/2034	612,399	0.1
588,000		AT&T, Inc., 1.700%, 03/25/2026	541,237	0.0
1,175,000		AT&T, Inc., 3.500%, 06/01/2041	928,319	0.1
2,988,000		AT&T, Inc., 3.500%, 09/15/2053	2,173,168	0.1
588,000		AT&T, Inc., 3.650%, 06/01/2051	446,045	0.0
588,000		AT&T, Inc., 4.500%, 05/15/2035	551,094	0.0
500,000		AT&T, Inc., 4.650%, 06/01/2044	448,865	0.0
588,000		Baidu, Inc., 1.720%, 04/09/2026	531,932	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	381,303	0.0
750,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	515,330	0.0
881,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	872,563	0.1
881,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	727,735	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

588,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	557,705	0.0
588,000	Cisco Systems, Inc., 3.625%, 03/04/2024	581,836	0.1
881,000	Cisco Systems, Inc., 5.500%, 01/15/2040	962,152	0.1
1,763,000	Comcast Corp., 1.950%, 01/15/2031	1,467,851	0.1
582,000	Comcast Corp., 2.887%, 11/01/2051	397,833	0.0
1,102,000	Comcast Corp., 2.937%, 11/01/2056	734,830	0.1
654,000	Comcast Corp., 2.987%, 11/01/2063	424,825	0.0
500,000	Comcast Corp., 3.375%, 02/15/2025	489,967	0.0
588,000	Comcast Corp., 3.750%, 04/01/2040	505,544	0.0
425,000	Comcast Corp., 3.969%, 11/01/2047	357,966	0.0
441,000	Comcast Corp., 4.200%, 08/15/2034	422,468	0.0
441,000	Comcast Corp., 4.250%, 01/15/2033	429,766	0.0
68,000	Comcast Corp., 6.500%, 11/15/2035	78,295	0.0
881,000	Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	1,077,157	0.1
734,000	Discovery Communications LLC, 3.625%, 05/15/2030	651,427	0.1
250,000	Discovery Communications LLC, 3.900%, 11/15/2024	243,097	0.0
881,000	eBay, Inc., 2.700%, 03/11/2030	772,548	0.1
500,000	Interpublic Group of Cos, Inc./The, 2.400%, 03/01/2031	415,392	0.0
10,000	Motorola Solutions, Inc., 4.000%, 09/01/2024	9,829	0.0
306,000	NBCUniversal Media, LLC, 4.450%, 01/15/2043	279,847	0.0
500,000	Orange SA, 5.500%, 02/06/2044	522,706	0.0
250,000	Paramount Global, 4.000%, 01/15/2026	241,911	0.0
1,469,000	Paramount Global, 4.200%, 05/19/2032	1,261,004	0.1
390,000	Paramount Global, 4.375%, 03/15/2043	277,493	0.0
440,000	Paramount Global, 5.850%, 09/01/2043	380,743	0.0
250,000	Rogers Communications, Inc., 5.000%, 03/15/2044	225,809	0.0
500,000	Telefonica Emisiones SAU, 4.103%, 03/08/2027	484,084	0.0
441,000	Telefonica Emisiones SAU, 4.665%, 03/06/2038	386,566	0.0
588,000	Time Warner Cable LLC, 4.500%, 09/15/2042	452,117	0.0
904,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	848,948	0.1
400,000	TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	386,822	0.0
300,000	TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	271,084	0.0
588,000	Verizon Communications, Inc., 1.750%, 01/20/2031	474,533	0.0
596,000	Verizon Communications, Inc., 2.355%, 03/15/2032	489,244	0.0
588,000	Verizon Communications, Inc., 2.550%, 03/21/2031	501,165	0.0
1,175,000	Verizon Communications, Inc., 4.000%, 03/22/2050	979,664	0.1
501,000	Verizon Communications, Inc., 4.329%, 09/21/2028	495,497	0.0
969,000	Verizon Communications, Inc., 4.400%, 11/01/2034	921,560	0.1
1,763,000	Verizon Communications, Inc., 4.750%, 11/01/2041	1,700,689	0.1
1,175,000	Vodafone Group PLC, 4.125%, 05/30/2025	1,162,413	0.1
588,000	Vodafone Group PLC, 6.150%, 02/27/2037	629,490	0.1
200,000	Walt Disney Co/The, 1.750%, 08/30/2024	192,574	0.0
588,000	Walt Disney Co/The, 1.750%, 01/13/2026	551,427	0.0
588,000	Walt Disney Co/The, 2.200%, 01/13/2028	540,340	0.0
1,175,000	Walt Disney Co/The, 2.650%, 01/13/2031	1,038,712	0.1
588,000	Walt Disney Co/The, 3.600%, 01/13/2051	478,355	0.0
250,000	Walt Disney Co/The, 4.750%, 09/15/2044	243,591	0.0
		40,314,611	2.4

	Consumer, Cyclical: 1.5%
159,010	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	142,981	0.0
209,424	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	185,611	0.0
610,455	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	546,521	0.1
1,175,000	American Honda Finance Corp., 1.200%, 07/08/2025	1,089,566	0.1
500,000	American Honda Finance Corp., 2.000%, 03/24/2028	444,100	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

500,000	American Honda Finance Corp., 2.300%, 09/09/2026	464,565	0.0
500,000	AutoZone, Inc., 1.650%, 01/15/2031	398,411	0.0
441,000	AutoZone, Inc., 3.125%, 07/15/2023	437,773	0.0
588,000	BorgWarner, Inc., 2.650%, 07/01/2027	539,336	0.1
500,000	Cummins, Inc., 1.500%, 09/01/2030	409,388	0.0
250,000	Cummins, Inc., 2.600%, 09/01/2050	163,381	0.0
441,000	General Motors Co., 6.600%, 04/01/2036	454,541	0.0
500,000	General Motors Financial Co., Inc., 1.050%, 03/08/2024	478,376	0.0
500,000	General Motors Financial Co., Inc., 2.400%, 04/10/2028	436,914	0.0
441,000	General Motors Financial Co., Inc., 3.700%, 05/09/2023	440,351	0.0
500,000	General Motors Financial Co., Inc., 3.850%, 01/05/2028	468,416	0.0
500,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	484,912	0.0
588,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	588,619	0.1
588,000	Home Depot, Inc./The, 2.700%, 04/15/2030	531,156	0.1
500,000	Home Depot, Inc./The, 2.800%, 09/14/2027	473,606	0.0
588,000	Home Depot, Inc./The, 3.300%, 04/15/2040	489,435	0.0
1,381,000	Home Depot, Inc./The, 5.875%, 12/16/2036	1,541,021	0.1
500,000	Lear Corp., 4.250%, 05/15/2029	473,444	0.0
500,000	Lear Corp., 5.250%, 05/15/2049	442,706	0.0
441,000	Lowe's Cos, Inc., 2.625%, 04/01/2031	377,133	0.0
588,000	Lowe's Cos, Inc., 3.100%, 05/03/2027	558,987	0.1
500,000	Lowe's Cos, Inc., 3.650%, 04/05/2029	473,609	0.0
500,000	Marriott International, Inc./MD, 2.850%, 04/15/2031	426,254	0.0
325,000	McDonalds Corp., 6.300%, 10/15/2037	371,230	0.0
500,000	McDonald's Corp., 3.700%, 01/30/2026	491,747	0.1
400,000	McDonald's Corp., 4.600%, 05/26/2045	371,876	0.0
500,000	McDonald's Corp., 4.700%, 12/09/2035	499,657	0.1
500,000	NIKE, Inc., 2.375%, 11/01/2026	470,101	0.0
500,000	NIKE, Inc., 3.375%, 11/01/2046	412,343	0.0
500,000	Starbucks Corp., 3.000%, 02/14/2032	443,707	0.0
500,000	Starbucks Corp., 3.550%, 08/15/2029	476,420	0.0
500,000	Target Corp., 1.950%, 01/15/2027	462,578	0.0
750,000	Target Corp., 2.950%, 01/15/2052	543,089	0.1
588,000	Target Corp., 3.500%, 07/01/2024	580,288	0.1
588,000	TJX Cos, Inc./The, 1.600%, 05/15/2031	479,361	0.0
588,000	Toyota Motor Credit Corp., 1.350%, 08/25/2023	578,435	0.1
588,000	Toyota Motor Credit Corp., 1.800%, 02/13/2025	559,587	0.1
500,000	Toyota Motor Credit Corp., 1.900%, 04/06/2028	445,190	0.0
588,000	Toyota Motor Credit Corp., 3.050%, 01/11/2028	555,130	0.1
500,000	Toyota Motor Credit Corp., 3.200%, 01/11/2027	479,018	0.0
342,853	United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 06/01/2029	312,349	0.0
177,448	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	154,246	0.0
461,187	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	414,586	0.0
88,000	Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	84,082	0.0
588,000	Walmart, Inc., 3.300%, 04/22/2024	580,814	0.1
300,000	Whirlpool Corp., 3.700%, 05/01/2025	293,519	0.0
200,000	Whirlpool Corp., 4.000%, 03/01/2024	197,522	0.0
		24,217,988	1.5

	Consumer, Non-cyclical: 4.7%
588,000	Abbott Laboratories, 1.400%, 06/30/2030	491,467	0.0
284,000	Abbott Laboratories, 3.750%, 11/30/2026	282,162	0.0
339,000	Abbott Laboratories, 4.750%, 11/30/2036	352,482	0.0
500,000	Abbott Laboratories, 4.750%, 04/15/2043	507,636	0.0
588,000	Abbott Laboratories, 4.900%, 11/30/2046	605,460	0.1
881,000	AbbVie, Inc., 3.200%, 05/14/2026	851,140	0.1
588,000	AbbVie, Inc., 3.200%, 11/21/2029	545,903	0.1
734,000	AbbVie, Inc., 3.600%, 05/14/2025	720,293	0.1
441,000	AbbVie, Inc., 3.800%, 03/15/2025	434,017	0.0
588,000	AbbVie, Inc., 4.050%, 11/21/2039	525,989	0.0
395,000	AbbVie, Inc., 4.250%, 11/21/2049	348,933	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

500,000	AbbVie, Inc., 4.300%, 05/14/2036	470,342	0.0
500,000	AbbVie, Inc., 4.450%, 05/14/2046	452,817	0.0
441,000	AbbVie, Inc., 4.550%, 03/15/2035	431,468	0.0
250,000	Aetna, Inc., 3.500%, 11/15/2024	244,129	0.0
300,000	Aetna, Inc., 4.500%, 05/15/2042	269,897	0.0
300,000	Altria Group, Inc., 4.250%, 08/09/2042	235,344	0.0
138,000	Altria Group, Inc., 4.800%, 02/14/2029	136,990	0.0
500,000	Altria Group, Inc., 5.800%, 02/14/2039	488,897	0.0
1,175,000	AmerisourceBergen Corp., 2.800%, 05/15/2030	1,031,773	0.1
250,000	AmerisourceBergen Corp., 4.250%, 03/01/2045	211,899	0.0
500,000	Amgen, Inc., 2.250%, 08/19/2023	494,287	0.0
1,175,000	Amgen, Inc., 2.300%, 02/25/2031	989,400	0.1
588,000	Amgen, Inc., 3.150%, 02/21/2040	461,878	0.0
881,000	Amgen, Inc., 4.400%, 05/01/2045	778,541	0.1
2,056,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	2,011,886	0.1
881,000	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	831,177	0.1
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	214,620	0.0
881,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	819,031	0.1
881,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	826,420	0.1
441,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	576,154	0.1
100,000	AstraZeneca PLC, 3.500%, 08/17/2023	99,365	0.0
588,000	AstraZeneca PLC, 4.000%, 01/17/2029	578,975	0.1
588,000	AstraZeneca PLC, 4.375%, 08/17/2048	559,063	0.1
823,000	AstraZeneca PLC, 6.450%, 09/15/2037	971,737	0.1
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/2025	490,459	0.0
588,000	BAT Capital Corp., 3.222%, 08/15/2024	570,502	0.1
224,000	Baxalta, Inc., 4.000%, 06/23/2025	219,500	0.0
588,000	Becton Dickinson & Co., 1.957%, 02/11/2031	484,195	0.0
441,000	Biogen, Inc., 4.050%, 09/15/2025	431,198	0.0
500,000	Boston Scientific Corp., 1.900%, 06/01/2025	472,865	0.0
500,000	Boston Scientific Corp., 2.650%, 06/01/2030	442,074	0.0
588,000	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	515,579	0.0
588,000	Bristol-Myers Squibb Co., 2.350%, 11/13/2040	424,196	0.0
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/2042	400,607	0.0
588,000	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	577,247	0.1
500,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	485,958	0.0
500,000	Cardinal Health, Inc., 4.900%, 09/15/2045	453,062	0.0
500,000	Cigna Corp., 2.375%, 03/15/2031	422,080	0.0
500,000	Cigna Corp., 3.400%, 03/01/2027	478,899	0.0
250,000	Cigna Corp., 3.500%, 06/15/2024	245,351	0.0
588,000	Cigna Corp., 4.800%, 08/15/2038	570,241	0.1
500,000	Cigna Corp., 4.800%, 07/15/2046	460,394	0.0
500,000	Cigna Corp., 4.900%, 12/15/2048	470,932	0.0
588,000	Clorox Co/The, 1.800%, 05/15/2030	487,596	0.0
500,000	Coca-Cola Co., 1.500%, 03/05/2028	444,403	0.0
588,000	Coca-Cola Co., 1.650%, 06/01/2030	497,981	0.0
588,000	Coca-Cola Co., 2.500%, 03/15/2051	413,265	0.0
588,000	Coca-Cola Co., 2.900%, 05/25/2027	562,672	0.1
500,000	Coca-Cola Co., 3.000%, 03/05/2051	390,416	0.0
881,000	CVS Health Corp., 2.700%, 08/21/2040	630,954	0.1
250,000	CVS Health Corp., 3.375%, 08/12/2024	245,089	0.0
443,000	CVS Health Corp., 3.875%, 07/20/2025	435,246	0.0
389,000	CVS Health Corp., 4.300%, 03/25/2028	382,242	0.0
588,000	CVS Health Corp., 4.780%, 03/25/2038	560,949	0.1
412,000	CVS Health Corp., 5.050%, 03/25/2048	385,825	0.0
588,000	CVS Health Corp., 5.125%, 07/20/2045	558,321	0.1
200,000	CVS Health Corp., 5.300%, 12/05/2043	197,051	0.0
500,000	Danaher Corp., 2.800%, 12/10/2051	349,511	0.0
1,175,000	Diageo Capital PLC, 2.125%, 04/29/2032	975,852	0.1
588,000	Diageo Capital PLC, 3.500%, 09/18/2023	583,075	0.1
588,000	Diageo Capital PLC, 3.875%, 05/18/2028	575,103	0.1
441,000	Elevance Health, Inc., 1.500%, 03/15/2026	402,647	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

441,000		Elevance Health, Inc., 2.550%, 03/15/2031	379,775	0.0
250,000		Elevance Health, Inc., 3.500%, 08/15/2024	245,011	0.0
588,000		Elevance Health, Inc., 3.650%, 12/01/2027	568,510	0.1
441,000		Elevance Health, Inc., 4.101%, 03/01/2028	432,110	0.0
250,000		Elevance Health, Inc., 4.650%, 08/15/2044	230,546	0.0
2,203,000		Eli Lilly & Co., 2.250%, 05/15/2050	1,459,289	0.1
500,000		Estee Lauder Cos, Inc./The, 1.950%, 03/15/2031	420,004	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	248,964	0.0
500,000		Flowers Foods, Inc., 2.400%, 03/15/2031	417,902	0.0
441,000		General Mills, Inc., 3.000%, 02/01/2051	322,228	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	494,366	0.0
441,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	432,411	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	254,648	0.0
150,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	148,280	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	220,042	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	186,293	0.0
441,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	424,416	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	339,647	0.0
294,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	347,064	0.0
220,000	(1)	HCA, Inc., 4.625%, 03/15/2052	183,009	0.0
441,000		Hershey Co/The, 2.300%, 08/15/2026	418,076	0.0
1,028,000		Humana, Inc., 3.850%, 10/01/2024	1,011,044	0.1
500,000		Humana, Inc., 4.950%, 10/01/2044	467,163	0.0
588,000		Johnson & Johnson, 2.900%, 01/15/2028	563,635	0.1
588,000		Johnson & Johnson, 3.625%, 03/03/2037	544,233	0.1
500,000		Johnson & Johnson, 3.750%, 03/03/2047	450,949	0.0
588,000		Kellogg Co., 2.100%, 06/01/2030	492,510	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	479,263	0.0
500,000		Keurig Dr Pepper, Inc., 0.750%, 03/15/2024	479,022	0.0
500,000		Keurig Dr Pepper, Inc., 2.250%, 03/15/2031	419,474	0.0
500,000		Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	364,527	0.0
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	240,276	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	313,430	0.0
588,000		Kroger Co., 2.650%, 10/15/2026	552,478	0.1
250,000		Kroger Co., 4.450%, 02/01/2047	220,699	0.0
516,000		Kroger Co., 7.500%, 04/01/2031	598,580	0.1
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	223,351	0.0
500,000		McCormick & Co., Inc./MD, 1.850%, 02/15/2031	400,881	0.0
588,000		McKesson Corp., 0.900%, 12/03/2025	531,872	0.1
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	232,335	0.0
421,000		Medtronic, Inc., 4.375%, 03/15/2035	415,395	0.0
72,000		Medtronic, Inc., 4.625%, 03/15/2045	70,768	0.0
588,000		Merck & Co., Inc., 1.450%, 06/24/2030	486,355	0.0
500,000		Merck & Co., Inc., 1.700%, 06/10/2027	454,517	0.0
500,000		Merck & Co., Inc., 2.750%, 12/10/2051	354,412	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	217,860	0.0
588,000		Merck & Co., Inc., 4.150%, 05/18/2043	550,980	0.1
500,000		Molson Coors Beverage Co., 5.000%, 05/01/2042	472,588	0.0
460,000		Mondelez International, Inc., 2.750%, 04/13/2030	408,723	0.0
200,000		Mylan, Inc., 4.200%, 11/29/2023	197,889	0.0
500,000		Novartis Capital Corp., 2.200%, 08/14/2030	438,358	0.0
500,000		Novartis Capital Corp., 2.750%, 08/14/2050	370,561	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/2027	481,420	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	493,761	0.0
588,000		PayPal Holdings, Inc., 1.650%, 06/01/2025	552,222	0.1
588,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	503,760	0.0
1,469,000		PepsiCo, Inc., 1.625%, 05/01/2030	1,243,904	0.1
588,000		PepsiCo, Inc., 3.600%, 03/01/2024	581,497	0.1
588,000		Pfizer, Inc., 3.450%, 03/15/2029	568,568	0.1
588,000		Pfizer, Inc., 3.900%, 03/15/2039	534,806	0.1
500,000		Pfizer, Inc., 4.000%, 12/15/2036	481,447	0.0
588,000		Pfizer, Inc., 4.100%, 09/15/2038	553,305	0.1
500,000		Pfizer, Inc., 4.125%, 12/15/2046	460,138	0.0
588,000		Pfizer, Inc., 4.300%, 06/15/2043	555,799	0.1
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	498,243	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

500,000	Philip Morris International, Inc., 3.125%, 03/02/2028	467,345	0.0
250,000	Philip Morris International, Inc., 3.250%, 11/10/2024	244,324	0.0
500,000	Philip Morris International, Inc., 3.875%, 08/21/2042	397,697	0.0
441,000	Procter & Gamble Co/The, 1.000%, 04/23/2026	403,761	0.0
441,000	Procter & Gamble Co/The, 1.950%, 04/23/2031	381,174	0.0
441,000	Procter & Gamble Co/The, 2.800%, 03/25/2027	420,829	0.0
588,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	514,494	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/2035	473,373	0.0
734,000	Reynolds American, Inc., 6.150%, 09/15/2043	696,212	0.1
588,000	Sanofi, 3.625%, 06/19/2028	574,311	0.1
500,000	Stryker Corp., 3.500%, 03/15/2026	485,111	0.0
441,000	Tyson Foods, Inc., 3.550%, 06/02/2027	420,853	0.0
150,000	Unilever Capital Corp., 2.600%, 05/05/2024	146,765	0.0
500,000	Unilever Capital Corp., 3.250%, 03/07/2024	492,589	0.0
588,000	Unilever Capital Corp., 3.500%, 03/22/2028	567,611	0.1
588,000	UnitedHealth Group, Inc., 2.000%, 05/15/2030	502,983	0.0
588,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	445,260	0.0
500,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	354,771	0.0
500,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	472,426	0.0
500,000	UnitedHealth Group, Inc., 3.100%, 03/15/2026	483,651	0.0
500,000	UnitedHealth Group, Inc., 3.125%, 05/15/2060	350,621	0.0
588,000	UnitedHealth Group, Inc., 3.500%, 06/15/2023	586,510	0.1
588,000	UnitedHealth Group, Inc., 3.850%, 06/15/2028	575,120	0.1
588,000	UnitedHealth Group, Inc., 4.250%, 04/15/2047	526,869	0.1
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/2035	251,335	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/2045	245,281	0.0
588,000	Zoetis, Inc., 2.000%, 05/15/2030	495,255	0.0
588,000	Zoetis, Inc., 3.000%, 05/15/2050	420,701	0.0
500,000	Zoetis, Inc., 4.500%, 11/13/2025	497,602	0.0
		79,145,532	4.7

	Energy: 2.1%
588,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	528,799	0.1
250,000	Boardwalk Pipelines L.P., 4.950%, 12/15/2024	248,603	0.0
500,000	Boardwalk Pipelines L.P., 5.950%, 06/01/2026	507,677	0.0
500,000	BP Capital Markets America, Inc., 3.017%, 01/16/2027	475,300	0.0
250,000	BP Capital Markets America, Inc., 3.119%, 05/04/2026	240,711	0.0
500,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	362,226	0.0
588,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	576,214	0.1
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/2024	245,913	0.0
500,000	Chevron Corp., 2.895%, 03/03/2024	491,154	0.0
500,000	Chevron Corp., 2.954%, 05/16/2026	481,744	0.0
300,000	Chevron USA, Inc., 3.900%, 11/15/2024	299,052	0.0
1,175,000	ConocoPhillips Co., 4.025%, 03/15/2062	965,367	0.1
129,000	ConocoPhillips Co., 4.150%, 11/15/2034	117,739	0.0
500,000	ConocoPhillips Co., 4.300%, 11/15/2044	450,457	0.0
66,000	Eastern Gas Transmission & Storage, Inc., 3.600%, 12/15/2024	64,286	0.0
500,000	Ecopetrol SA, 4.125%, 01/16/2025	486,801	0.0
250,000	Enbridge, Inc., 3.500%, 06/10/2024	244,806	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/2044	212,648	0.0
500,000	Energy Transfer L.P., 4.950%, 01/15/2043	423,313	0.0
470,000	Energy Transfer L.P., 6.125%, 12/15/2045	455,217	0.0
1,063,000	Energy Transfer L.P., 6.500%, 02/01/2042	1,104,401	0.1
588,000	Enterprise Products Operating LLC, 3.200%, 02/15/2052	419,321	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

500,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	488,495	0.0
100,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	98,112	0.0
500,000	Enterprise Products Operating LLC, 3.950%, 02/15/2027	488,595	0.0
300,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	267,362	0.0
646,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	600,342	0.1
1,028,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	949,167	0.1
250,000	EOG Resources, Inc., 4.150%, 01/15/2026	247,730	0.0
588,000	Equinor ASA, 2.375%, 05/22/2030	519,589	0.0
500,000	Equinor ASA, 3.625%, 09/10/2028	487,173	0.0
500,000	Equinor ASA, 3.950%, 05/15/2043	441,682	0.0
500,000	Exxon Mobil Corp., 3.043%, 03/01/2026	485,584	0.0
500,000	Exxon Mobil Corp., 4.114%, 03/01/2046	451,541	0.0
500,000	Halliburton Co., 2.920%, 03/01/2030	445,836	0.0
31,000	Halliburton Co., 3.800%, 11/15/2025	30,392	0.0
500,000	Halliburton Co., 4.750%, 08/01/2043	442,073	0.0
500,000	Halliburton Co., 4.850%, 11/15/2035	481,018	0.0
518,000	Hess Corp., 5.600%, 02/15/2041	500,092	0.0
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	496,647	0.0
400,000	Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	396,128	0.0
779,000	Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	871,411	0.1
441,000	Kinder Morgan, Inc., 2.000%, 02/15/2031	356,302	0.0
500,000	Kinder Morgan, Inc., 4.300%, 06/01/2025	492,696	0.0
500,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	441,786	0.0
500,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	473,775	0.0
881,000	Magellan Midstream Partners L.P., 4.200%, 12/01/2042	676,989	0.1
500,000	Marathon Oil Corp., 5.200%, 06/01/2045	435,719	0.0
400,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	345,325	0.0
588,000	MPLX L.P., 4.000%, 03/15/2028	563,140	0.1
588,000	MPLX L.P., 4.875%, 12/01/2024	584,592	0.1
588,000	ONEOK Partners L.P., 6.200%, 09/15/2043	577,270	0.1
173,000	Petroleos Mexicanos, 6.700%, 02/16/2032	137,840	0.0
881,000	Phillips 66, 3.900%, 03/15/2028	847,903	0.1
250,000	Phillips 66, 4.650%, 11/15/2034	239,989	0.0
441,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	436,447	0.0
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	196,789	0.0
881,000	Schlumberger Investment SA, 2.650%, 06/26/2030	779,294	0.1
611,000	Shell International Finance BV, 2.875%, 05/10/2026	584,906	0.1
588,000	Shell International Finance BV, 3.250%, 05/11/2025	575,001	0.1
500,000	Shell International Finance BV, 3.750%, 09/12/2046	422,973	0.0
657,000	Shell International Finance BV, 4.125%, 05/11/2035	630,094	0.1
250,000	Shell International Finance BV, 4.375%, 05/11/2045	231,007	0.0
600,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	505,532	0.0
500,000	Suncor Energy, Inc., 3.750%, 03/04/2051	380,158	0.0
852,000	Suncor Energy, Inc., 6.500%, 06/15/2038	913,913	0.1
500,000	TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	496,667	0.0
588,000	TransCanada Pipelines Ltd., 7.625%, 01/15/2039	699,452	0.1
1,175,000	TransCanada PipeLines Ltd., 4.625%, 03/01/2034	1,104,300	0.1
588,000	Valero Energy Corp., 6.625%, 06/15/2037	643,783	0.1
734,000	Williams Cos, Inc./The, 2.600%, 03/15/2031	617,755	0.1
400,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	390,859	0.0
500,000	Williams Cos, Inc./The, 4.300%, 03/04/2024	495,003	0.0
500,000	Williams Cos, Inc./The, 5.100%, 09/15/2045	458,265	0.0
500,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	469,110	0.0
		35,795,352	2.1

	Financial: 8.7%
500,000	Air Lease Corp., 3.000%, 09/15/2023	493,537	0.0
588,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	453,160	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

588,000		Allstate Corp./The, 3.280%, 12/15/2026	558,578	0.1
441,000		American Express Co., 3.000%, 10/30/2024	427,229	0.0
588,000		American Express Co., 3.300%, 05/03/2027	558,958	0.1
500,000		American Tower Corp., 1.600%, 04/15/2026	452,438	0.0
500,000		American Tower Corp., 2.700%, 04/15/2031	419,667	0.0
500,000		American Tower Corp., 3.375%, 10/15/2026	474,061	0.0
441,000		American Tower Corp., 3.550%, 07/15/2027	415,874	0.0
500,000		Aon Corp., 3.750%, 05/02/2029	478,564	0.0
588,000		Aon Global Ltd., 4.450%, 05/24/2043	483,288	0.0
500,000		Aon Global Ltd., 4.600%, 06/14/2044	446,389	0.0
500,000		Aon Global Ltd., 4.750%, 05/15/2045	453,313	0.0
264,000		Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	263,594	0.0
500,000		AvalonBay Communities, Inc., 2.300%, 03/01/2030	424,817	0.0
400,000		Banco Santander SA, 3.800%, 02/23/2028	370,432	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	378,439	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	391,662	0.0
500,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	448,765	0.0
588,000	(2)	Bank of America Corp., 1.843%, 02/04/2025	570,706	0.1
753,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	604,327	0.1
500,000	(2)	Bank of America Corp., 2.496%, 02/13/2031	423,842	0.0
1,175,000	(2)	Bank of America Corp., 2.592%, 04/29/2031	995,753	0.1
29,000	(2)	Bank of America Corp., 2.651%, 03/11/2032	24,230	0.0
1,132,000	(2)	Bank of America Corp., 2.676%, 06/19/2041	801,787	0.1
500,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	417,573	0.0
588,000	(2)	Bank of America Corp., 3.093%, 10/01/2025	566,170	0.1
500,000	(2)	Bank of America Corp., 3.311%, 04/22/2042	387,724	0.0
1,401,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	1,302,799	0.1
588,000		Bank of America Corp., 3.500%, 04/19/2026	565,671	0.1
599,000	(2)	Bank of America Corp., 3.824%, 01/20/2028	572,872	0.1
881,000		Bank of America Corp., 3.950%, 04/21/2025	853,048	0.1
588,000		Bank of America Corp., 4.250%, 10/22/2026	570,151	0.1
1,175,000		Bank of America Corp., 4.450%, 03/03/2026	1,148,501	0.1
588,000	(2)	Bank of Montreal, 3.803%, 12/15/2032	531,338	0.1
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	494,319	0.0
411,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	371,879	0.0
500,000		Bank of New York Mellon Corp./The, 0.500%, 04/26/2024	475,812	0.0
441,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	417,682	0.0
500,000	(2)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	477,380	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	490,581	0.0
588,000	(2)	Barclays PLC, 2.667%, 03/10/2032	463,762	0.0
441,000	(2)	Barclays PLC, 3.811%, 03/10/2042	316,170	0.0
441,000		Barclays PLC, 4.375%, 01/12/2026	426,078	0.0
588,000		Barclays PLC, 5.200%, 05/12/2026	563,449	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	239,768	0.0
588,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	536,946	0.1
588,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	573,073	0.1
1,175,000		BlackRock, Inc., 1.900%, 01/28/2031	976,753	0.1
588,000	(1)	BNP Paribas SA, 3.500%, 11/16/2027	541,781	0.1
588,000		Boston Properties L.P., 2.550%, 04/01/2032	419,785	0.0
500,000		Boston Properties L.P., 3.250%, 01/30/2031	396,085	0.0
588,000	(1)	BPCE SA, 3.250%, 01/11/2028	534,475	0.1
881,000		Brighthouse Financial, Inc., 5.625%, 05/15/2030	851,801	0.1
441,000		Brookfield Finance, Inc., 2.724%, 04/15/2031	370,402	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	470,275	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	477,649	0.0
588,000		Capital One Financial Corp., 3.650%, 05/11/2027	536,368	0.1
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	485,241	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	455,144	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	459,078	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	466,585	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

500,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	476,182	0.0
588,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	537,122	0.1
588,000		Chubb Corp./The, 6.000%, 05/11/2037	651,576	0.1
750,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	530,258	0.1
441,000	(2)	Citigroup, Inc., 2.014%, 01/25/2026	415,557	0.0
588,000	(2)	Citigroup, Inc., 2.561%, 05/01/2032	488,224	0.0
828,000	(2)	Citigroup, Inc., 2.572%, 06/03/2031	699,074	0.1
500,000		Citigroup, Inc., 3.400%, 05/01/2026	477,551	0.0
588,000		Citigroup, Inc., 3.500%, 05/15/2023	586,097	0.1
588,000	(2)	Citigroup, Inc., 3.878%, 01/24/2039	500,518	0.0
881,000	(2)	Citigroup, Inc., 3.887%, 01/10/2028	842,562	0.1
588,000	(2)	Citigroup, Inc., 3.980%, 03/20/2030	548,572	0.1
411,000		Citigroup, Inc., 4.000%, 08/05/2024	404,126	0.0
881,000		Citigroup, Inc., 4.125%, 07/25/2028	832,605	0.1
500,000		Citigroup, Inc., 4.300%, 11/20/2026	484,176	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	487,759	0.0
345,000		Citigroup, Inc., 4.450%, 09/29/2027	334,806	0.0
500,000		Citigroup, Inc., 4.600%, 03/09/2026	490,118	0.0
466,000		Citigroup, Inc., 5.300%, 05/06/2044	444,268	0.0
361,000		Citigroup, Inc., 8.125%, 07/15/2039	466,182	0.0
588,000		Citizens Financial Group, Inc., 3.250%, 04/30/2030	487,562	0.0
300,000		CNA Financial Corp., 4.500%, 03/01/2026	297,249	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	215,417	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	473,551	0.0
500,000		Corporate Office Properties L.P., 2.750%, 04/15/2031	370,961	0.0
588,000		Credit Suisse Group AG, 3.800%, 06/09/2023	576,973	0.1
441,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	398,554	0.0
500,000		Crown Castle, Inc., 1.050%, 07/15/2026	440,866	0.0
588,000		Crown Castle, Inc., 2.100%, 04/01/2031	480,788	0.0
500,000		Crown Castle, Inc., 2.900%, 04/01/2041	357,065	0.0
588,000		Crown Castle, Inc., 3.150%, 07/15/2023	584,417	0.1
588,000	(2)	Deutsche Bank AG/New York NY, 1.447%, 04/01/2025	547,256	0.1
588,000	(2)	Deutsche Bank AG/New York NY, 3.961%, 11/26/2025	556,705	0.1
400,000		Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	362,702	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	495,483	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	380,128	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	439,178	0.0
500,000		Federal Realty Investment Trust, 3.500%, 06/01/2030	441,786	0.0
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	391,003	0.0
441,000		Franklin Resources, Inc., 1.600%, 10/30/2030	349,330	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	485,851	0.0
588,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	576,553	0.1
2,350,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	2,545,701	0.2
1,028,000	(2)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	920,834	0.1
588,000	(2)	Goldman Sachs Group, Inc./The, 1.757%, 01/24/2025	569,303	0.1
500,000	(2)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	416,807	0.0
588,000	(2)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	536,899	0.1
500,000	(2)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	377,414	0.0
500,000	(2)	Goldman Sachs Group, Inc./The, 3.436%, 02/24/2043	386,392	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	477,972	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	486,414	0.0
500,000	(2)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	470,100	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	482,781	0.0
588,000	(2)	HSBC Holdings PLC, 2.633%, 11/07/2025	556,742	0.1
588,000	(2)	HSBC Holdings PLC, 3.803%, 03/11/2025	575,211	0.1
441,000	(2)	HSBC Holdings PLC, 4.292%, 09/12/2026	422,657	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	290,466	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	477,592	0.0
500,000	(2)	HSBC Holdings PLC, 4.583%, 06/19/2029	474,898	0.0
500,000	(2)	HSBC Holdings PLC, 6.000%, 12/31/2199	451,690	0.0
1,998,000		HSBC Holdings PLC, 6.500%, 09/15/2037	2,053,096	0.1
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	243,594	0.0
588,000		Huntington National Bank/The, 3.550%, 10/06/2023	577,460	0.1
588,000		Intercontinental Exchange, Inc., 1.850%, 09/15/2032	462,156	0.0
588,000		Jefferies Financial Group, Inc., 4.150%, 01/23/2030	540,577	0.1
881,000	(2)	JPMorgan Chase & Co., 1.764%, 11/19/2031	699,806	0.1
588,000	(2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	527,171	0.1
881,000	(2)	JPMorgan Chase & Co., 2.525%, 11/19/2041	609,527	0.1
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	472,630	0.0
1,175,000	(2)	JPMorgan Chase & Co., 2.956%, 05/13/2031	1,016,400	0.1
688,000	(2)	JPMorgan Chase & Co., 3.109%, 04/22/2041	526,808	0.0
441,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	427,173	0.0
441,000	(2)	JPMorgan Chase & Co., 3.220%, 03/01/2025	431,734	0.0
588,000	(2)	JPMorgan Chase & Co., 3.328%, 04/22/2052	432,031	0.0
588,000	(2)	JPMorgan Chase & Co., 3.509%, 01/23/2029	550,680	0.1
441,000	(2)	JPMorgan Chase & Co., 3.540%, 05/01/2028	417,392	0.0
588,000	(2)	JPMorgan Chase & Co., 3.782%, 02/01/2028	562,794	0.1
441,000	(2)	JPMorgan Chase & Co., 3.882%, 07/24/2038	389,447	0.0
588,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	574,678	0.1
588,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	578,975	0.1
474,000	(2)	JPMorgan Chase & Co., 4.912%, 07/25/2033	471,550	0.0
1,395,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	1,444,221	0.1
500,000		Kemper Corp., 4.350%, 02/15/2025	493,883	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	449,390	0.0
500,000		Kilroy Realty L.P., 2.500%, 11/15/2032	319,577	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	338,098	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	226,822	0.0
881,000		Kimco Realty OP LLC, 2.700%, 10/01/2030	734,952	0.1
588,000		Korea Development Bank/The, 1.000%, 09/09/2026	521,667	0.0
1,763,000		Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	1,437,037	0.1
441,000		Lincoln National Corp., 3.625%, 12/12/2026	403,880	0.0
588,000		Lincoln National Corp., 3.800%, 03/01/2028	530,888	0.1
500,000	(2)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	457,634	0.0
588,000		Lloyds Banking Group PLC, 3.900%, 03/12/2024	576,671	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	475,177	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	243,811	0.0
500,000	(2)	Manulife Financial Corp., 4.061%, 02/24/2032	476,105	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	492,545	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	504,402	0.0
588,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	496,742	0.0
750,000		Marsh & McLennan Cos, Inc., 2.900%, 12/15/2051	511,343	0.0
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	389,893	0.0
500,000		Mastercard, Inc., 2.950%, 03/15/2051	377,232	0.0
588,000		Mastercard, Inc., 3.500%, 02/26/2028	564,621	0.1
500,000		MetLife, Inc., 4.050%, 03/01/2045	420,011	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	335,815	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	274,655	0.0
561,000		MetLife, Inc., 5.000%, 07/15/2052	525,723	0.0
441,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	418,265	0.0
588,000		Mid-America Apartments L.P., 1.700%, 02/15/2031	466,476	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	486,426	0.0
441,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	423,429	0.0
500,000	(2)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	495,937	0.0
500,000	(2)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	474,129	0.0
734,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	658,349	0.1
500,000		Morgan Stanley, 3.125%, 07/27/2026	473,926	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

500,000	(2)	Morgan Stanley, 3.217%, 04/22/2042	386,635	0.0
1,028,000	(2)	Morgan Stanley, 3.591%, 07/22/2028	971,798	0.1
441,000		Morgan Stanley, 3.625%, 01/20/2027	424,864	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	489,835	0.0
588,000	(2)	Morgan Stanley, 3.772%, 01/24/2029	557,357	0.1
441,000		Morgan Stanley, 3.875%, 04/29/2024	435,682	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	488,287	0.0
441,000		Morgan Stanley, 3.950%, 04/23/2027	426,807	0.0
441,000		Morgan Stanley, 4.000%, 07/23/2025	431,953	0.0
588,000		Morgan Stanley, 4.100%, 05/22/2023	586,795	0.1
500,000		Morgan Stanley, 4.350%, 09/08/2026	487,497	0.0
588,000		Morgan Stanley, 5.000%, 11/24/2025	583,367	0.1
399,000	(2)	Morgan Stanley, 6.342%, 10/18/2033	436,134	0.0
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	466,750	0.0
588,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	587,730	0.1
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	291,508	0.0
588,000	(2)	NatWest Group PLC, 3.073%, 05/22/2028	532,464	0.1
500,000		NatWest Group PLC, 4.800%, 04/05/2026	485,231	0.0
441,000	(2)	Northern Trust Corp., 3.375%, 05/08/2032	400,746	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	239,565	0.0
1,763,000		Oesterreichische Kontrollbank AG, 0.500%, 02/02/2026	1,600,084	0.1
1,763,000	(1)	Ontario Teachers' Finance Trust, 0.375%, 09/29/2023	1,724,197	0.1
1,175,000	(1)	Ontario Teachers' Finance Trust, 1.625%, 09/12/2024	1,127,226	0.1
441,000		ORIX Corp., 2.250%, 03/09/2031	359,869	0.0
500,000		Owl Rock Capital Corp., 2.625%, 01/15/2027	423,449	0.0
441,000		PNC Bank NA, 3.100%, 10/25/2027	411,985	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	464,578	0.0
588,000	(2)	PNC Financial Services Group, Inc./The, 2.307%, 04/23/2032	481,778	0.0
881,000		Principal Financial Group, Inc., 2.125%, 06/15/2030	735,679	0.1
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	299,355	0.0
588,000		Private Export Funding Corp., 3.250%, 06/15/2025	573,497	0.1
588,000		Private Export Funding Corp., 3.550%, 01/15/2024	580,099	0.1
588,000		Progressive Corp./The, 4.000%, 03/01/2029	576,686	0.1
588,000		Prologis L.P., 1.750%, 07/01/2030	477,828	0.0
441,000		Prologis L.P., 3.250%, 10/01/2026	426,679	0.0
525,000		Prudential Financial, Inc., 3.878%, 03/27/2028	509,061	0.0
500,000	(2)	Prudential Financial, Inc., 5.375%, 05/15/2045	471,073	0.0
588,000	(2)	Prudential Financial, Inc., 5.625%, 06/15/2043	579,692	0.1
441,000		Public Storage, 1.500%, 11/09/2026	396,144	0.0
500,000		Public Storage, 1.850%, 05/01/2028	438,085	0.0
250,000		Public Storage, 2.300%, 05/01/2031	209,874	0.0
250,000		Public Storage, 3.094%, 09/15/2027	235,355	0.0
881,000		Realty Income Corp., 3.250%, 01/15/2031	777,136	0.1
400,000		Realty Income Corp., 3.875%, 07/15/2024	394,004	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	290,882	0.0
588,000		Royal Bank of Canada, 0.875%, 01/20/2026	528,066	0.1
675,000		Simon Property Group L.P., 2.650%, 07/15/2030	571,792	0.1
500,000		Simon Property Group L.P., 3.375%, 06/15/2027	470,643	0.0
588,000		Simon Property Group L.P., 3.500%, 09/01/2025	567,439	0.1
500,000		Simon Property Group L.P., 4.250%, 10/01/2044	407,200	0.0
441,000	(2)	State Street Corp., 1.746%, 02/06/2026	414,399	0.0
441,000		State Street Corp., 2.200%, 03/03/2031	360,394	0.0
881,000		State Street Corp., 3.100%, 05/15/2023	878,419	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	482,341	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	463,749	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	467,627	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	471,056	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	463,043	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

300,000		Synchrony Financial, 4.250%, 08/15/2024	283,758	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	226,879	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	454,587	0.0
441,000		Toronto-Dominion Bank/The, 1.950%, 01/12/2027	395,057	0.0
588,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	575,974	0.1
881,000		Travelers Cos, Inc./The, 2.550%, 04/27/2050	577,786	0.1
441,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	379,402	0.0
500,000		Truist Bank, 2.750%, 05/01/2023	498,836	0.0
500,000		Truist Bank, 3.300%, 05/15/2026	460,934	0.0
500,000		Truist Bank, 3.625%, 09/16/2025	477,303	0.0
400,000		Truist Bank, 3.800%, 10/30/2026	370,825	0.0
588,000		Truist Financial Corp., 1.125%, 08/03/2027	497,644	0.0
500,000	(2)	Truist Financial Corp., 1.267%, 03/02/2027	440,892	0.0
441,000		Truist Financial Corp., 2.850%, 10/26/2024	421,260	0.0
1,175,000		US Bancorp, 1.375%, 07/22/2030	920,892	0.1
500,000	(2)	US Bancorp, 2.215%, 01/27/2028	449,494	0.0
441,000		US Bancorp, 3.150%, 04/27/2027	412,116	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	240,926	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	490,170	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	485,442	0.0
588,000		Visa, Inc., 2.050%, 04/15/2030	513,112	0.0
588,000		Visa, Inc., 2.700%, 04/15/2040	467,836	0.0
441,000		Visa, Inc., 2.750%, 09/15/2027	417,969	0.0
500,000		Visa, Inc., 3.150%, 12/14/2025	486,067	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	482,071	0.0
500,000	(2)	Wells Fargo & Co., 2.164%, 02/11/2026	470,678	0.0
1,175,000	(2)	Wells Fargo & Co., 2.188%, 04/30/2026	1,101,986	0.1
588,000	(2)	Wells Fargo & Co., 2.879%, 10/30/2030	511,373	0.0
588,000		Wells Fargo & Co., 3.000%, 10/23/2026	550,553	0.1
1,102,000	(2)	Wells Fargo & Co., 3.068%, 04/30/2041	822,945	0.1
588,000	(2)	Wells Fargo & Co., 3.584%, 05/22/2028	554,415	0.1
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	484,960	0.0
588,000		Wells Fargo & Co., 4.900%, 11/17/2045	524,789	0.0
578,000		Wells Fargo & Co., 5.606%, 01/15/2044	558,339	0.1
441,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	494,065	0.0
500,000		Welltower OP LLC, 2.800%, 06/01/2031	415,789	0.0
500,000		Welltower OP LLC, 4.000%, 06/01/2025	485,936	0.0
500,000		Western Union Co/The, 1.350%, 03/15/2026	445,533	0.0
441,000	(2)	Westpac Banking Corp., 4.322%, 11/23/2031	418,665	0.0
500,000		Zions Bancorp NA, 3.250%, 10/29/2029	349,776	0.0
			144,268,075	8.7

		Industrial: 2.4%
441,000		3M Co., 2.250%, 09/19/2026	407,393	0.0
588,000		3M Co., 2.875%, 10/15/2027	550,386	0.1
100,000		3M Co., 3.000%, 08/07/2025	96,195	0.0
200,000		3M Co., 3.875%, 06/15/2044	166,570	0.0
588,000		3M Co., 4.000%, 09/14/2048	497,606	0.0
500,000		Agilent Technologies, Inc., 2.300%, 03/12/2031	419,318	0.0
588,000		Boeing Co/The, 2.196%, 02/04/2026	545,815	0.1
500,000		Boeing Co/The, 2.800%, 03/01/2027	458,826	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	374,969	0.0
500,000		Boeing Co/The, 3.600%, 05/01/2034	430,075	0.0
588,000		Boeing Co/The, 5.040%, 05/01/2027	592,656	0.1
1,763,000		Boeing Co/The, 5.150%, 05/01/2030	1,774,938	0.1
588,000		Boeing Co/The, 5.705%, 05/01/2040	595,432	0.1
500,000		Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	350,879	0.0
40,000		Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	30,628	0.0
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	464,852	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	393,447	0.0
441,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	440,909	0.0
441,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	427,800	0.0
500,000		Caterpillar Financial Services Corp., 1.700%, 01/08/2027	457,437	0.0
200,000		Caterpillar Financial Services Corp., 2.400%, 08/09/2026	188,074	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	494,899	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

500,000		Caterpillar, Inc., 1.900%, 03/12/2031	420,374	0.0
588,000		Caterpillar, Inc., 3.803%, 08/15/2042	524,711	0.1
588,000		Caterpillar, Inc., 4.300%, 05/15/2044	563,482	0.1
500,000		CSX Corp., 3.800%, 04/15/2050	407,474	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	436,184	0.0
588,000		CSX Corp., 4.400%, 03/01/2043	531,934	0.1
1,175,000		Emerson Electric Co., 1.950%, 10/15/2030	987,801	0.1
441,000		FedEx Corp., 2.400%, 05/15/2031	375,466	0.0
500,000		FedEx Corp., 3.250%, 05/15/2041	381,817	0.0
588,000		FedEx Corp., 3.400%, 02/15/2028	556,793	0.1
200,000		FedEx Corp., 3.875%, 08/01/2042	163,216	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	452,169	0.0
500,000		GATX Corp., 1.900%, 06/01/2031	390,165	0.0
536,000		GE Capital Funding LLC, 4.550%, 05/15/2032	525,774	0.1
500,000		General Dynamics Corp., 3.600%, 11/15/2042	430,717	0.0
1,528,000		Honeywell International, Inc., 3.812%, 11/21/2047	1,338,441	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	493,609	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	451,091	0.0
500,000		Jabil, Inc., 1.700%, 04/15/2026	449,351	0.0
500,000		John Deere Capital Corp., 1.500%, 03/06/2028	439,336	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	492,505	0.0
588,000		John Deere Capital Corp., 3.450%, 03/07/2029	565,425	0.1
373,000	(2)	Johnson Controls International plc, 3.625%, 07/02/2024	366,941	0.0
250,000	(2)	Johnson Controls International plc, 4.625%, 07/02/2044	228,076	0.0
24,000		Johnson Controls International plc, 5.125%, 09/14/2045	23,214	0.0
881,000		Lockheed Martin Corp., 2.800%, 06/15/2050	640,638	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	494,776	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	497,078	0.0
500,000		Masco Corp., 1.500%, 02/15/2028	426,058	0.0
500,000		Masco Corp., 2.000%, 02/15/2031	400,625	0.0
588,000		Norfolk Southern Corp., 3.950%, 10/01/2042	502,698	0.1
375,000		Norfolk Southern Corp., 4.800%, 08/15/2043	327,346	0.0
441,000		Northrop Grumman Corp., 2.930%, 01/15/2025	427,225	0.0
500,000		Northrop Grumman Corp., 3.850%, 04/15/2045	419,913	0.0
588,000		Northrop Grumman Corp., 4.030%, 10/15/2047	513,240	0.1
500,000		Otis Worldwide Corp., 2.293%, 04/05/2027	455,990	0.0
500,000		Otis Worldwide Corp., 3.112%, 02/15/2040	388,424	0.0
200,000		Packaging Corp. of America, 3.650%, 09/15/2024	196,818	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/2034	237,466	0.0
500,000		Raytheon Technologies Corp., 3.030%, 03/15/2052	362,602	0.0
500,000		Raytheon Technologies Corp., 4.150%, 05/15/2045	437,703	0.0
588,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	558,318	0.1
500,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	474,367	0.0
588,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	559,810	0.1
500,000		Republic Services, Inc., 2.300%, 03/01/2030	433,392	0.0
500,000		Ryder System, Inc., 1.750%, 09/01/2026	448,979	0.0
500,000		Ryder System, Inc., 2.900%, 12/01/2026	462,689	0.0
500,000		Stanley Black & Decker, Inc., 2.300%, 03/15/2030	415,420	0.0
252,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	229,501	0.0
250,000		Teledyne Technologies, Inc., 2.750%, 04/01/2031	213,373	0.0
500,000		Textron, Inc., 2.450%, 03/15/2031	421,931	0.0
500,000		Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	474,262	0.0
500,000		Trane Technologies Luxembourg Finance SA, 4.500%, 03/21/2049	438,399	0.0
250,000		Trane Technologies Luxembourg Finance SA, 4.650%, 11/01/2044	226,377	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/2023	499,498	0.1
500,000		Union Pacific Corp., 2.750%, 03/01/2026	477,524	0.0
750,000		Union Pacific Corp., 2.950%, 03/10/2052	535,252	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

500,000		Union Pacific Corp., 2.973%, 09/16/2062	331,949	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	220,214	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	247,229	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	210,345	0.0
441,000		Union Pacific Corp., 3.799%, 04/06/2071	343,364	0.0
588,000		United Parcel Service, Inc., 2.800%, 11/15/2024	571,455	0.1
588,000		United Parcel Service, Inc., 3.050%, 11/15/2027	559,980	0.1
588,000		Vulcan Materials Co., 3.500%, 06/01/2030	537,802	0.1
588,000		Waste Management, Inc., 1.150%, 03/15/2028	504,142	0.1
441,000		Waste Management, Inc., 1.500%, 03/15/2031	352,056	0.0
500,000		Waste Management, Inc., 2.500%, 11/15/2050	325,522	0.0
			39,956,920	2.4

		Technology: 2.0%
500,000		Adobe, Inc., 2.150%, 02/01/2027	464,783	0.0
441,000		Apple, Inc., 1.200%, 02/08/2028	388,020	0.0
588,000		Apple, Inc., 1.650%, 05/11/2030	500,909	0.0
441,000		Apple, Inc., 2.375%, 02/08/2041	330,534	0.0
588,000		Apple, Inc., 2.400%, 05/03/2023	586,929	0.1
588,000		Apple, Inc., 2.650%, 05/11/2050	415,051	0.0
750,000		Apple, Inc., 2.650%, 02/08/2051	526,285	0.0
441,000		Apple, Inc., 3.000%, 02/09/2024	435,974	0.0
588,000		Apple, Inc., 3.200%, 05/13/2025	576,983	0.1
588,000		Apple, Inc., 3.250%, 02/23/2026	575,514	0.1
588,000		Apple, Inc., 3.350%, 02/09/2027	574,545	0.1
500,000		Apple, Inc., 3.450%, 05/06/2024	494,290	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	429,606	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	499,814	0.0
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	493,923	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	247,521	0.0
588,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	568,754	0.1
618,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	562,570	0.1
106,000		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	105,965	0.0
400,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	410,730	0.0
99,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	120,755	0.0
500,000		Fidelity National Information Services, Inc., 1.150%, 03/01/2026	445,334	0.0
500,000		Fidelity National Information Services, Inc., 1.650%, 03/01/2028	428,103	0.0
500,000		Fidelity National Information Services, Inc., 2.250%, 03/01/2031	400,316	0.0
588,000		Fiserv, Inc., 2.250%, 06/01/2027	532,379	0.0
1,175,000		Fiserv, Inc., 2.650%, 06/01/2030	1,014,999	0.1
588,000		Hewlett Packard Enterprise Co., 1.450%, 04/01/2024	565,559	0.1
588,000		HP, Inc., 2.200%, 06/17/2025	554,445	0.1
500,000		HP, Inc., 3.400%, 06/17/2030	443,142	0.0
588,000		Intel Corp., 2.450%, 11/15/2029	518,090	0.0
588,000		Intel Corp., 3.150%, 05/11/2027	563,261	0.1
500,000		Intel Corp., 3.250%, 11/15/2049	356,339	0.0
1,034,000		Intel Corp., 3.700%, 07/29/2025	1,019,769	0.1
272,000		Intel Corp., 3.734%, 12/08/2047	216,283	0.0
1,763,000		International Business Machines Corp., 1.950%, 05/15/2030	1,473,642	0.1
588,000		International Business Machines Corp., 2.850%, 05/15/2040	434,062	0.0
588,000		International Business Machines Corp., 3.375%, 08/01/2023	584,294	0.1
588,000		International Business Machines Corp., 3.450%, 02/19/2026	571,894	0.1
400,000		Lam Research Corp., 3.800%, 03/15/2025	393,328	0.0
441,000		Lam Research Corp., 4.000%, 03/15/2029	432,420	0.0
588,000		Microsoft Corp., 2.375%, 05/01/2023	586,936	0.1
588,000		Microsoft Corp., 2.400%, 08/08/2026	559,912	0.1
1,322,000		Microsoft Corp., 2.525%, 06/01/2050	936,731	0.1
87,000		Microsoft Corp., 2.675%, 06/01/2060	60,153	0.0
588,000		Microsoft Corp., 2.921%, 03/17/2052	447,599	0.0
413,000		Microsoft Corp., 3.041%, 03/17/2062	310,098	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

500,000	Microsoft Corp., 3.125%, 11/03/2025	487,858	0.0
881,000	Microsoft Corp., 3.300%, 02/06/2027	864,833	0.1
250,000	Microsoft Corp., 3.500%, 02/12/2035	237,900	0.0
588,000	NVIDIA Corp., 2.850%, 04/01/2030	535,602	0.0
588,000	NVIDIA Corp., 3.500%, 04/01/2040	505,453	0.0
500,000	NVIDIA Corp., 3.500%, 04/01/2050	409,881	0.0
441,000	Oracle Corp., 1.650%, 03/25/2026	405,335	0.0
500,000	Oracle Corp., 2.875%, 03/25/2031	428,106	0.0
588,000	Oracle Corp., 2.950%, 11/15/2024	571,294	0.1
441,000	Oracle Corp., 2.950%, 05/15/2025	424,724	0.0
588,000	Oracle Corp., 3.250%, 11/15/2027	552,903	0.0
500,000	Oracle Corp., 3.400%, 07/08/2024	489,981	0.0
500,000	Oracle Corp., 3.650%, 03/25/2041	386,207	0.0
400,000	Oracle Corp., 3.850%, 07/15/2036	342,318	0.0
441,000	Oracle Corp., 3.900%, 05/15/2035	385,644	0.0
500,000	Oracle Corp., 3.950%, 03/25/2051	376,981	0.0
441,000	Oracle Corp., 4.125%, 05/15/2045	346,942	0.0
180,000	Oracle Corp., 4.300%, 07/08/2034	165,147	0.0
881,000	Oracle Corp., 5.375%, 07/15/2040	844,174	0.1
500,000	QUALCOMM, Inc., 2.150%, 05/20/2030	438,308	0.0
499,000	QUALCOMM, Inc., 4.650%, 05/20/2035	503,981	0.0
350,000	QUALCOMM, Inc., 4.800%, 05/20/2045	348,963	0.0
		33,211,078	2.0

	Utilities: 2.6%
250,000	Ameren Illinois Co., 4.300%, 07/01/2044	214,372	0.0
500,000	Appalachian Power Co., 4.400%, 05/15/2044	431,536	0.0
441,000	Appalachian Power Co., 4.450%, 06/01/2045	377,071	0.0
486,000	Appalachian Power Co., 4.500%, 03/01/2049	420,387	0.0
441,000	Arizona Public Service Co., 2.950%, 09/15/2027	408,931	0.0
400,000	Arizona Public Service Co., 3.350%, 06/15/2024	391,645	0.0
588,000	Arizona Public Service Co., 3.350%, 05/15/2050	415,697	0.0
500,000	Atlantic City Electric Co., 2.300%, 03/15/2031	421,288	0.0
500,000	Atmos Energy Corp., 4.125%, 10/15/2044	435,349	0.0
500,000	Atmos Energy Corp., 4.125%, 03/15/2049	431,080	0.0
588,000	Baltimore Gas and Electric Co., 3.350%, 07/01/2023	585,045	0.1
500,000	Baltimore Gas and Electric Co., 3.500%, 08/15/2046	387,150	0.0
588,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	648,129	0.1
441,000	CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	419,761	0.0
441,000	CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	336,875	0.0
250,000	CMS Energy Corp., 3.875%, 03/01/2024	246,274	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/2044	230,172	0.0
500,000	Commonwealth Edison Co., 3.125%, 03/15/2051	359,874	0.0
200,000	Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	168,355	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	447,973	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	446,579	0.0
400,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	357,549	0.0
500,000	Consumers Energy Co., 3.950%, 07/15/2047	423,676	0.0
250,000	Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	251,535	0.0
441,000	Dominion Energy, Inc., 1.450%, 04/15/2026	397,481	0.0
441,000	Dominion Energy, Inc., 3.300%, 04/15/2041	340,673	0.0
250,000	DTE Electric Co., 4.300%, 07/01/2044	221,683	0.0
588,000	DTE Energy Co., 1.050%, 06/01/2025	540,714	0.1
441,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	378,687	0.0
441,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	334,978	0.0
588,000	Duke Energy Corp., 2.450%, 06/01/2030	501,511	0.1
500,000	Duke Energy Corp., 3.750%, 09/01/2046	389,592	0.0
500,000	Duke Energy Corp., 3.950%, 10/15/2023	496,263	0.1
500,000	Duke Energy Corp., 4.800%, 12/15/2045	458,597	0.0
588,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	573,120	0.1
150,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	129,887	0.0
441,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	379,854	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

134,000		Eastern Energy Gas Holdings LLC, 3.600%, 12/15/2024	130,520	0.0
500,000		Enel Generacion Chile SA, 4.250%, 04/15/2024	489,125	0.0
500,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	369,600	0.0
500,000		Entergy Corp., 2.400%, 06/15/2031	414,527	0.0
500,000		Entergy Louisiana LLC, 2.350%, 06/15/2032	411,088	0.0
500,000		Essential Utilities, Inc., 2.400%, 05/01/2031	416,927	0.0
588,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	508,643	0.1
500,000		Evergy Kansas Central, Inc., 4.625%, 09/01/2043	443,257	0.0
588,000		Exelon Corp., 4.950%, 06/15/2035	580,003	0.1
441,000		Exelon Corp., 5.100%, 06/15/2045	417,959	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	491,689	0.1
441,000		Florida Power & Light Co., 3.800%, 12/15/2042	376,191	0.0
881,000		Florida Power & Light Co., 4.050%, 06/01/2042	782,474	0.1
500,000		Georgia Power Co., 3.250%, 03/15/2051	358,587	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	440,927	0.0
588,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	553,577	0.1
588,000		ITC Holdings Corp., 3.350%, 11/15/2027	554,050	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	245,241	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	523,897	0.1
588,000		Kentucky Utilities Co., 3.300%, 06/01/2050	427,452	0.0
1,469,000		Kentucky Utilities Co., 5.125%, 11/01/2040	1,442,929	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/2027	473,678	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	428,272	0.0
1,175,000		Mississippi Power Co., 4.250%, 03/15/2042	1,003,958	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	254,045	0.0
500,000		National Fuel Gas Co., 2.950%, 03/01/2031	402,248	0.0
588,000		National Fuel Gas Co., 5.200%, 07/15/2025	587,938	0.1
500,000		National Fuel Gas Co., 5.500%, 01/15/2026	500,456	0.1
588,000	(2)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	548,461	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	441,083	0.0
250,000		Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	198,084	0.0
250,000		Oklahoma Gas and Electric Co., 4.550%, 03/15/2044	213,987	0.0
500,000		Pacific Gas and Electric Co., 2.100%, 08/01/2027	436,441	0.0
881,000		Pacific Gas and Electric Co., 2.500%, 02/01/2031	714,484	0.1
500,000		Pacific Gas and Electric Co., 3.250%, 06/01/2031	424,187	0.0
881,000		Pacific Gas and Electric Co., 3.300%, 08/01/2040	626,286	0.1
500,000		Pacific Gas and Electric Co., 4.200%, 06/01/2041	395,164	0.0
588,000		PacifiCorp, 4.150%, 02/15/2050	504,630	0.1
441,000		PECO Energy Co., 4.150%, 10/01/2044	385,854	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/2034	228,511	0.0
500,000		Public Service Co. of Colorado, 1.900%, 01/15/2031	413,655	0.0
588,000		Public Service Co. of Colorado, 3.700%, 06/15/2028	569,117	0.1
500,000		Public Service Co. of Colorado, 4.100%, 06/15/2048	426,562	0.0
588,000		Public Service Electric and Gas Co., 2.375%, 05/15/2023	586,022	0.1
441,000		Public Service Electric and Gas Co., 3.800%, 01/01/2043	373,925	0.0
250,000		Public Service Electric and Gas Co., 4.000%, 06/01/2044	210,948	0.0
441,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	416,411	0.0
548,226		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	514,410	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/2043	407,810	0.0
441,000		Southern California Edison Co., 4.000%, 04/01/2047	363,177	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/2043	454,390	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

500,000	Southern California Gas Co., 4.300%, 01/15/2049	424,057	0.0
588,000	Southern Co. Gas Capital Corp., 1.750%, 01/15/2031	468,967	0.0
588,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	503,410	0.1
500,000	Southern Co/The, 1.750%, 03/15/2028	432,207	0.0
500,000	Southern Power Co., 4.150%, 12/01/2025	488,544	0.0
500,000	Tampa Electric Co., 2.400%, 03/15/2031	418,647	0.0
250,000	Tampa Electric Co., 3.450%, 03/15/2051	185,606	0.0
250,000	Union Electric Co., 3.500%, 04/15/2024	244,241	0.0
300,000	Union Electric Co., 3.900%, 09/15/2042	253,452	0.0
250,000	Virginia Electric and Power Co., 2.950%, 11/15/2051	170,963	0.0
500,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	443,370	0.0
901,000	Virginia Electric and Power Co., 6.000%, 05/15/2037	969,152	0.1
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	214,010	0.0
500,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	408,877	0.0
		43,907,703	2.6

	Total Corporate Bonds/Notes
	(Cost $501,407,731)	452,063,841	27.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.6%
441,309	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	409,314	0.0
368,911	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	390,703	0.0
10,628,534	Seasoned Loans Structured Transaction Trust Series 2019-2 A1C, 2.750%, 09/25/2029	9,837,829	0.6

	Total Collateralized Mortgage Obligations
	(Cost $10,745,321)	10,637,846	0.6

MUNICIPAL BONDS: 0.8%
	California: 0.2%
2,545,000	State of California, 7.550%, 04/01/2039	3,301,423	0.2

	Connecticut: 0.2%
2,195,000	State of Connecticut, 5.850%, 03/15/2032	2,366,790	0.2

	New Jersey: 0.2%
2,012,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	2,485,704	0.1
1,370,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	1,394,875	0.1
		3,880,579	0.2

	New York: 0.1%
2,055,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	2,243,049	0.1

	Washington: 0.1%
2,290,000	State of Washington, 5.140%, 08/01/2040	2,358,015	0.1

	Total Municipal Bonds
	(Cost $13,418,899)	14,149,856	0.8

U.S. TREASURY OBLIGATIONS: 38.0%
	U.S. Treasury Bonds: 2.7%
160,000	1.250%,05/15/2050	93,113	0.0
215,300	1.625%,11/15/2050	138,196	0.0
5,968,900	2.250%,08/15/2046	4,509,317	0.3
4,112,800	2.500%,02/15/2046	3,269,997	0.2
5,330,200	2.500%,05/15/2046	4,236,676	0.3
5,300,900	3.000%,11/15/2044	4,627,934	0.3
5,900,200	3.000%,11/15/2045	5,139,282	0.3
26,600	3.000%,02/15/2049	23,304	0.0
3,340,800	3.125%,08/15/2044	2,983,361	0.2
2,637,200	3.250%,05/15/2042	2,434,671	0.1
6,517,100	3.625%,02/15/2044	6,309,622	0.4
5,435,400	3.750%,11/15/2043	5,373,296	0.3
4,609,300	3.875%,08/15/2040	4,731,014	0.3
		43,869,783	2.7

	U.S. Treasury Notes: 35.3%
97,000	0.125%,10/15/2023	94,642	0.0
38,167,200	0.125%,01/15/2024	36,820,831	2.2
10,898,900	0.375%,01/31/2026	9,896,712	0.6
405,700	0.500%,11/30/2023	394,572	0.0
9,650,000	1.250%,11/30/2026	8,830,315	0.5
32,299,200	1.500%,01/31/2027	29,744,283	1.8
10,000	1.875%,06/30/2026	9,423	0.0
7,128,700	2.000%,11/15/2026	6,707,104	0.4
19,000	2.250%,04/30/2024	18,532	0.0
3,793,800	2.250%,11/15/2024	3,675,911	0.2
547,000	2.750%,04/30/2027	527,332	0.0
838,800	2.750%,08/15/2032	789,586	0.1
29,272,400	2.875%,06/15/2025	28,588,615	1.7
4,538,900	3.000%,07/15/2025	4,442,980	0.3
32,300	3.250%,06/30/2027	31,751	0.0
44,887,100	3.500%,02/15/2033	44,960,743	2.7
111,628,000	3.625%,03/31/2028	111,819,861	6.7
42,840,000	3.625%,03/31/2030	43,047,506	2.6
100,700,000	3.875%,03/31/2025	100,399,080	6.0
8,366,000	3.875%,02/15/2043	8,442,470	0.5
9,783,000	4.000%,02/29/2028	9,960,699	0.6
5,671,000	4.000%,02/28/2030	5,821,636	0.4
47,604,000	4.000%,11/15/2052	50,534,621	3.0
6,669,000	4.625%,02/28/2025	6,734,388	0.4

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

74,948,000	4.625%,03/15/2026	76,660,679	4.6
		588,954,272	35.3

	Total U.S. Treasury Obligations
	(Cost $640,087,856)	632,824,055	38.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.2%
	Federal Home Loan Bank: 0.3%
3,110,000	1.100%,08/20/2026	2,822,762	0.2
1,175,000	3.500%,06/11/2032	1,143,935	0.1
		3,966,697	0.3

	Federal Home Loan Mortgage Corporation: 3.2%(3)
1,589,901	3.000%,04/01/2045	1,467,880	0.1
1,673,255	3.000%,04/01/2045	1,545,530	0.1
6,077,993	3.000%,05/01/2045	5,608,999	0.4
2,763,414	3.000%,11/01/2046	2,543,850	0.2
3,000,176	3.000%,11/01/2047	2,758,855	0.2
109,069	3.500%,01/01/2042	104,273	0.0
358,784	3.500%,01/01/2042	343,009	0.0
1,349,141	3.500%,08/01/2042	1,280,905	0.1
5,807,759	3.500%,04/01/2043	5,515,032	0.4
5,977,842	3.500%,02/01/2044	5,681,164	0.4
2,111,180	3.500%,12/01/2046	1,997,314	0.1
1,179,357	3.500%,12/01/2047	1,116,105	0.1
6,495,642	3.500%,03/01/2048	6,153,414	0.4
108,692	4.000%,01/01/2025	107,819	0.0
39,908	4.000%,08/01/2040	39,048	0.0
349,673	4.000%,04/01/2041	342,915	0.0
397,516	4.000%,05/01/2041	389,830	0.0
27,863	4.000%,08/01/2041	27,324	0.0
64,752	4.000%,12/01/2041	63,500	0.0
152,550	4.000%,01/01/2042	150,109	0.0
703,861	4.000%,03/01/2042	690,253	0.1
41,338	4.000%,12/01/2042	40,551	0.0
554,460	4.000%,02/01/2044	556,515	0.1
207,200	4.000%,07/01/2045	202,504	0.0
188,546	4.000%,09/01/2045	184,197	0.0
143,322	4.000%,09/01/2045	140,017	0.0
220,915	4.000%,09/01/2045	215,820	0.0
2,218,872	4.000%,11/01/2045	2,167,699	0.2
518,906	4.000%,05/01/2046	506,885	0.1
131,604	4.000%,11/01/2047	127,300	0.0
226,149	4.000%,03/01/2048	220,514	0.0
351,272	4.351%, (US0012M + 1.900%),02/01/2042	345,251	0.0
26,534	4.500%,03/01/2039	26,739	0.0
73,736	4.500%,08/01/2039	74,305	0.0
90,535	4.500%,09/01/2039	91,233	0.0
198,605	4.500%,09/01/2039	200,138	0.0
142,068	4.500%,09/01/2039	143,165	0.0
149,077	4.500%,10/01/2039	149,840	0.0
247,581	4.500%,12/01/2039	248,849	0.0
73,597	4.500%,03/01/2040	74,164	0.0
201,524	4.500%,04/01/2040	203,078	0.0
36,636	4.500%,06/01/2040	36,919	0.0
165,360	4.500%,07/01/2040	166,636	0.0
228,105	4.500%,07/01/2040	229,865	0.0
61,183	4.500%,08/01/2040	61,655	0.0
164,609	4.500%,08/01/2040	165,879	0.0
68,715	4.500%,03/01/2041	69,245	0.0
190,112	4.500%,03/01/2041	191,579	0.0
89,375	4.500%,04/01/2041	90,065	0.0
286,613	4.500%,06/01/2041	288,825	0.0
192,317	4.500%,07/01/2041	193,801	0.0
24,656	4.500%,08/01/2041	24,387	0.0
548,552	4.500%,08/01/2041	548,512	0.1
382,540	4.500%,07/01/2048	381,353	0.0
12,472	5.000%,03/01/2034	12,732	0.0
48,187	5.000%,12/01/2034	49,311	0.0
56,726	5.000%,08/01/2035	58,048	0.0
171,186	5.000%,08/01/2035	175,174	0.0
46,904	5.000%,10/01/2035	47,997	0.0
56,058	5.000%,10/01/2035	57,229	0.0
52,149	5.000%,10/01/2035	53,364	0.0
128,555	5.000%,12/01/2035	131,552	0.0
17,904	5.000%,04/01/2036	18,278	0.0
53,447	5.000%,11/01/2036	54,693	0.0
40,601	5.000%,02/01/2037	41,548	0.0
30,672	5.000%,05/01/2037	31,387	0.0
450,631	5.000%,10/01/2037	458,968	0.0
247,765	5.000%,03/01/2038	253,544	0.0
85,933	5.000%,03/01/2038	87,936	0.0
270,261	5.000%,03/01/2038	276,563	0.0
65,640	5.000%,04/01/2038	66,887	0.0
8,258	5.000%,10/01/2038	8,451	0.0
28,430	5.000%,06/01/2040	29,094	0.0
77,207	5.000%,08/01/2040	79,009	0.0
177,661	5.000%,04/01/2041	181,388	0.0
45,624	5.490%,02/01/2037	46,673	0.0
2,059	5.500%,12/01/2024	2,056	0.0
38,879	5.500%,09/01/2034	40,203	0.0
60,514	5.500%,01/01/2035	62,440	0.0
461,733	5.500%,09/01/2035	478,169	0.0
22,578	5.500%,09/01/2035	23,347	0.0
316,151	5.500%,10/01/2035	325,733	0.0
144,182	5.500%,03/01/2036	149,315	0.0
37,189	5.500%,03/01/2036	38,580	0.0
23,341	5.500%,05/01/2036	24,214	0.0
123,338	5.500%,06/01/2036	127,538	0.0
8,113	5.500%,07/01/2036	8,435	0.0
2,219	5.500%,07/01/2036	2,294	0.0
41,853	5.500%,07/01/2036	43,407	0.0
7,778	5.500%,10/01/2036	8,070	0.0
52,871	5.500%,11/01/2036	54,998	0.0
27,272	5.500%,12/01/2036	28,369	0.0
3,531	5.500%,12/01/2036	3,573	0.0
39,564	5.500%,12/01/2036	41,155	0.0
36,937	5.500%,02/01/2037	38,423	0.0
5,310	5.500%,02/01/2037	5,413	0.0
12,538	5.500%,05/01/2037	13,042	0.0
1,576	5.500%,06/01/2037	1,640	0.0
21,045	5.500%,12/01/2037	21,868	0.0
10,376	5.500%,03/01/2038	10,705	0.0
3,422	5.500%,06/01/2038	3,560	0.0
6,085	5.500%,06/01/2038	6,330	0.0
5,197	5.500%,08/01/2038	5,277	0.0
418	5.500%,10/01/2038	423	0.0
403,333	5.500%,11/01/2038	419,567	0.0
10,097	5.500%,12/01/2038	10,504	0.0
6,129	5.500%,12/01/2038	6,376	0.0
7,795	5.500%,12/01/2038	8,109	0.0
63,780	5.500%,01/01/2039	66,347	0.0
10,724	5.500%,01/01/2039	11,155	0.0
39,387	5.500%,01/01/2040	40,972	0.0
32,733	5.500%,01/01/2040	34,052	0.0
38,779	5.500%,03/01/2040	40,341	0.0
100,475	5.500%,01/01/2041	101,766	0.0
49,516	5.750%,05/01/2037	50,408	0.0
47,200	5.800%,07/01/2037	47,933	0.0
37,142	5.800%,08/01/2037	37,850	0.0
67,303	5.800%,09/01/2037	68,587	0.0
34,454	5.800%,09/01/2037	35,111	0.0
2,135	6.000%,04/01/2028	2,223	0.0
20,205	6.000%,07/01/2028	20,661	0.0
1,715	6.000%,04/01/2036	1,791	0.0
87	6.000%,04/01/2036	89	0.0
5,139	6.000%,04/01/2036	5,371	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

15,697		6.000%,06/01/2036	16,434	0.0
5,551		6.000%,07/01/2036	5,805	0.0
1,593		6.000%,08/01/2036	1,629	0.0
30,744		6.000%,08/01/2036	31,768	0.0
5,270		6.000%,08/01/2036	5,516	0.0
27,853		6.000%,01/01/2037	29,087	0.0
25,635		6.000%,02/01/2037	26,833	0.0
1,543		6.000%,04/01/2037	1,615	0.0
5,605		6.000%,06/01/2037	5,777	0.0
1,094		6.000%,06/01/2037	1,143	0.0
3,930		6.000%,07/01/2037	4,113	0.0
138		6.000%,07/01/2037	144	0.0
8,717		6.000%,08/01/2037	9,031	0.0
133,257		6.000%,08/01/2037	138,578	0.0
1,819		6.000%,08/01/2037	1,902	0.0
3,866		6.000%,08/01/2037	4,044	0.0
1,086		6.000%,08/01/2037	1,129	0.0
2,351		6.000%,09/01/2037	2,408	0.0
1,841		6.000%,09/01/2037	1,920	0.0
3,235		6.000%,09/01/2037	3,381	0.0
1,090		6.000%,10/01/2037	1,115	0.0
5,656		6.000%,10/01/2037	5,915	0.0
8,033		6.000%,10/01/2037	8,214	0.0
6,828		6.000%,10/01/2037	7,142	0.0
1,088		6.000%,11/01/2037	1,112	0.0
1,726		6.000%,11/01/2037	1,804	0.0
24,059		6.000%,11/01/2037	25,116	0.0
47,116		6.000%,12/01/2037	49,088	0.0
1,342		6.000%,01/01/2038	1,398	0.0
6,663		6.000%,01/01/2038	6,832	0.0
10,265		6.000%,01/01/2038	10,745	0.0
7,029		6.000%,05/01/2038	7,193	0.0
795		6.000%,06/01/2038	829	0.0
9,341		6.000%,07/01/2038	9,597	0.0
20,155		6.000%,07/01/2038	21,024	0.0
523		6.000%,09/01/2038	546	0.0
9,995		6.000%,09/01/2038	10,222	0.0
254,170		6.000%,09/01/2038	264,821	0.0
4,882		6.000%,09/01/2038	5,102	0.0
5,807		6.000%,11/01/2038	5,955	0.0
126,756		6.000%,01/01/2039	131,648	0.0
70,059		6.000%,04/01/2039	72,547	0.0
31,646		6.000%,08/01/2039	32,555	0.0
23,535		6.000%,10/01/2039	24,521	0.0
11,438		6.000%,11/01/2039	11,917	0.0
26,504		6.000%,11/01/2039	27,103	0.0
1,116		6.000%,12/01/2039	1,157	0.0
36,437		6.000%,05/01/2040	38,126	0.0
52,745		6.150%,12/01/2037	54,153	0.0
17,702		6.150%,01/01/2038	18,173	0.0
75,371		6.150%,02/01/2038	77,384	0.0
494,000		6.250%,07/15/2032	589,302	0.1
6,243		6.500%,06/01/2036	6,613	0.0
1,301		6.500%,08/01/2036	1,358	0.0
621		6.500%,10/01/2036	643	0.0
21,769		6.500%,10/01/2036	23,057	0.0
8,144		6.500%,07/01/2037	8,521	0.0
4,192		6.500%,09/01/2037	4,397	0.0
1,860		6.500%,10/01/2037	1,951	0.0
2,645		6.500%,11/01/2037	2,744	0.0
9,435		6.500%,04/01/2038	10,159	0.0
2,478		6.500%,04/01/2038	2,613	0.0
1,393		6.500%,05/01/2038	1,440	0.0
242		6.500%,05/01/2038	250	0.0
1,191		6.500%,08/01/2038	1,255	0.0
144		6.500%,10/01/2038	150	0.0
5,209		6.500%,11/01/2038	5,528	0.0
360,973		6.500%,12/01/2038	374,530	0.0
4,992		6.500%,12/01/2038	5,181	0.0
6,574		6.500%,12/01/2038	6,794	0.0
51,669		6.500%,12/01/2038	53,398	0.0
2,699		6.500%,01/01/2039	2,863	0.0
			53,420,287	3.2

		Federal National Mortgage Association: 1.4%(3)
565,202		3.000%,09/01/2046	499,589	0.0
5,407,487		3.500%,11/01/2051	5,098,539	0.3
653,880		3.720%,10/01/2029	641,971	0.1
13,000,000	(4)	5.000%,04/15/2053	12,966,484	0.8
35,759		5.700%,07/01/2036	35,598	0.0
8,235		5.700%,07/01/2036	8,202	0.0
473,000		6.625%,11/15/2030	560,740	0.0
2,015,000		7.125%,01/15/2030	2,414,834	0.2
			22,225,957	1.4

		Government National Mortgage Association: 6.3%
10,009,226		2.000%,01/20/2051	8,558,936	0.5
6,687,963		2.000%,02/20/2051	5,714,373	0.4
1,755,279		2.500%,03/20/2051	1,547,119	0.1
3,518,520		2.500%,04/20/2051	3,114,816	0.2
2,723,781		2.500%,05/20/2051	2,406,872	0.2
2,502,695		2.500%,08/20/2051	2,205,812	0.1
7,644,731		2.500%,09/20/2051	6,736,344	0.4
2,538,259		2.500%,10/20/2051	2,237,152	0.1
3,460,926		2.500%,11/20/2051	3,050,370	0.2
6,906,116		2.500%,12/20/2051	6,085,113	0.4
2,763,293		2.500%,04/20/2052	2,434,619	0.2
1,610,328		3.000%,07/20/2045	1,501,800	0.1
1,682,699		3.000%,10/20/2051	1,553,997	0.1
8,692,844		3.000%,10/20/2051	7,953,053	0.5
11,809,231		3.000%,11/20/2051	10,800,554	0.7
3,842,374		3.000%,11/20/2051	3,548,479	0.2
2,575,868		3.000%,12/20/2051	2,353,444	0.1
1,900,217		3.000%,03/20/2052	1,726,752	0.1
5,523,852		3.500%,03/20/2047	5,340,741	0.3
2,128,853		3.500%,09/20/2047	1,955,366	0.1
972,001		3.500%,01/20/2048	924,094	0.1
6,299,132		3.500%,02/20/2048	5,988,845	0.4
6,197,197		3.500%,03/20/2048	5,891,517	0.4
1,316,017		4.000%,10/20/2043	1,311,223	0.1
643,530		4.000%,03/20/2046	629,639	0.0
1,054,215		4.000%,03/20/2046	1,031,460	0.1
402,550		4.500%,02/20/2041	408,023	0.0
123,122		4.500%,03/20/2041	124,795	0.0
464,920		4.500%,05/20/2041	471,242	0.0
367,274		4.500%,06/20/2041	372,267	0.0
595,882		4.500%,07/20/2041	603,984	0.0
446,579		4.500%,09/20/2041	452,648	0.0
760,927		4.500%,10/20/2041	771,148	0.1
975,556		4.500%,01/20/2050	961,745	0.1
5,974		5.000%,10/15/2037	6,192	0.0
1,598		5.000%,04/15/2038	1,643	0.0
26,083		5.000%,03/15/2039	26,995	0.0
46,923		5.000%,08/15/2039	48,571	0.0
354,252		5.000%,09/15/2039	366,695	0.0
338,702		5.000%,09/15/2039	350,597	0.0
316,632		5.000%,02/15/2040	327,757	0.0
225,807		5.000%,04/15/2040	231,957	0.0
500,019		5.000%,06/15/2040	515,117	0.0
12,913		5.000%,07/15/2040	13,366	0.0
171,561		5.000%,04/15/2042	175,812	0.0
283,650		5.000%,04/20/2042	291,581	0.0
187,176		5.000%,06/20/2048	188,396	0.0
14,535		5.500%,07/20/2038	15,189	0.0
190,112		5.500%,09/20/2039	199,028	0.0
14,416		5.500%,10/20/2039	15,086	0.0
8,607		5.500%,11/20/2039	9,002	0.0
329,064		5.500%,11/20/2039	344,493	0.0
4,925		5.500%,12/20/2040	5,151	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

17,783		5.500%,01/20/2041	18,616	0.0
106,898		5.500%,03/20/2041	111,905	0.0
167,271		5.500%,04/20/2041	175,100	0.0
264,349		5.500%,05/20/2041	276,747	0.0
253,503		5.500%,06/20/2041	265,396	0.0
6,797		6.000%,10/15/2036	7,130	0.0
18,498		6.000%,08/15/2037	19,105	0.0
17,537		6.000%,11/15/2037	18,204	0.0
3,780		6.000%,12/15/2037	3,857	0.0
1,806		6.000%,01/15/2038	1,841	0.0
17,872		6.000%,01/15/2038	18,839	0.0
14,637		6.000%,02/15/2038	15,429	0.0
39,496		6.000%,02/15/2038	40,524	0.0
204		6.000%,02/15/2038	210	0.0
86,392		6.000%,05/15/2038	89,962	0.0
89,399		6.000%,05/15/2038	93,771	0.0
9,987		6.000%,07/15/2038	10,401	0.0
27,563		6.000%,09/15/2038	29,017	0.0
434,413		6.000%,08/20/2040	460,167	0.0
			105,557,191	6.3

		Other U.S. Agency Obligations: 2.0%
2,050,000		1.620%,09/04/2025	1,938,324	0.1
1,175,000		2.320%,01/26/2032	1,004,376	0.0
2,938,000		2.380%,03/16/2032	2,592,139	0.1
7,344,000		2.390%,11/01/2034	6,271,976	0.4
2,938,000		2.400%,09/21/2026	2,785,121	0.2
2,350,000		2.600%,04/05/2027	2,238,119	0.1
2,938,000		2.850%,05/23/2025	2,852,504	0.2
2,938,000		2.900%,04/12/2032	2,688,707	0.2
2,938,000		3.375%,08/26/2024	2,902,985	0.2
2,350,000		3.400%,04/25/2034	2,207,167	0.1
1,763,000		3.500%,09/01/2032	1,664,826	0.1
1,175,000		3.780%,06/08/2028	1,135,032	0.1
10,000		6.150%,01/15/2038	11,646	0.0
2,938,000		7.125%,05/01/2030	3,481,713	0.2
			33,774,635	2.0

		Uniform Mortgage-Backed Securities: 17.0%
5,730,476		2.000%,02/01/2051	4,759,204	0.3
516,709		2.000%,05/01/2051	428,796	0.0
9,405,816		2.000%,05/01/2051	7,809,951	0.5
3,975,269		2.000%,05/01/2051	3,332,201	0.2
8,490,841		2.000%,09/01/2051	7,044,232	0.4
5,352,067		2.000%,10/01/2051	4,432,909	0.3
7,789,125		2.000%,11/01/2051	6,494,959	0.4
12,710,503		2.000%,01/01/2052	10,554,962	0.6
5,357,303		2.000%,01/01/2052	4,484,404	0.3
9,505,536		2.000%,01/01/2052	7,900,971	0.5
7,037,434		2.000%,02/01/2052	5,880,684	0.4
3,695,730		2.000%,02/01/2052	3,088,217	0.2
3,308,104		2.000%,02/01/2052	2,761,649	0.2
8,174,488		2.000%,02/01/2052	6,794,552	0.4
10,345,824		2.000%,02/01/2052	8,570,303	0.5
5,954,533		2.000%,02/01/2052	4,971,009	0.3
1,652,269		2.000%,02/01/2052	1,380,669	0.1
1,638,551		2.000%,03/01/2052	1,361,949	0.1
2,117,588		2.000%,03/01/2052	1,757,147	0.1
2,791,561		2.000%,04/01/2052	2,332,689	0.1
889,594		2.500%,09/01/2027	856,894	0.1
1,462,389		2.500%,06/01/2030	1,384,366	0.1
1,094,806		2.500%,06/01/2030	1,036,431	0.1
632,521		2.500%,07/01/2030	598,810	0.0
5,836,460		2.500%,06/01/2050	5,108,173	0.3
10,455,530		2.500%,08/01/2050	9,150,804	0.6
239,783		2.500%,11/01/2050	210,252	0.0
2,050,096		2.500%,05/01/2051	1,781,808	0.1
7,550,049		2.500%,06/01/2051	6,525,401	0.4
1,043,044		2.500%,09/01/2051	901,244	0.1
5,386,217		2.500%,11/01/2051	4,685,577	0.3
4,879,311		2.500%,12/01/2051	4,258,711	0.3
5,492,224		2.500%,01/01/2052	4,771,613	0.3
2,689,747		2.500%,02/01/2052	2,340,476	0.1
1,111,484		2.500%,02/01/2052	964,067	0.1
990,170		2.500%,02/01/2052	858,650	0.1
2,128,862		2.500%,02/01/2052	1,857,697	0.1
5,665,618		2.500%,02/01/2052	4,893,687	0.3
1,666,761		2.500%,03/01/2052	1,450,336	0.1
6,203,461		2.500%,03/01/2052	5,397,220	0.3
2,235,180		2.500%,03/01/2052	1,940,793	0.1
3,900,476		2.500%,04/01/2052	3,386,749	0.2
409,671		3.000%,06/01/2026	399,762	0.0
1,654,099		3.000%,08/01/2030	1,586,201	0.1
650,598		3.000%,09/01/2030	623,848	0.0
19,800,000	(4)	3.000%,04/15/2038	18,771,328	1.1
6,351,126		3.000%,12/01/2042	5,864,058	0.4
2,657,179		3.000%,07/01/2043	2,453,344	0.2
1,204,398		3.000%,09/01/2043	1,112,086	0.1
1,601,787		3.000%,07/01/2046	1,472,264	0.1
556,516		3.000%,08/01/2046	511,309	0.0
6,564,705		3.000%,12/01/2046	6,031,449	0.4
2,648,617		3.000%,01/01/2052	2,409,098	0.2
724,736		3.500%,05/01/2029	710,440	0.1
458,254		3.500%,03/01/2041	436,827	0.0
490,750		3.500%,12/01/2041	468,659	0.0
494,429		3.500%,01/01/2042	472,169	0.0
1,143,239		3.500%,10/01/2042	1,091,653	0.1
2,577,232		3.500%,11/01/2042	2,460,160	0.2
1,396,582		3.500%,01/01/2046	1,320,291	0.1
1,042,313		3.500%,02/01/2046	985,356	0.1
2,095,714		3.500%,02/01/2046	1,981,241	0.1
2,154,755		3.500%,04/01/2046	2,036,386	0.1
1,143,458		3.500%,02/01/2052	1,070,783	0.1
864,736		3.500%,03/01/2052	812,730	0.1
4,071,692		3.500%,05/01/2052	3,795,426	0.2
78,531		4.000%,10/01/2040	76,932	0.0
371,119		4.000%,10/01/2040	364,797	0.0
2,752,220		4.000%,11/01/2040	2,696,156	0.2
499,799		4.000%,12/01/2040	489,614	0.0
406,407		4.000%,12/01/2040	398,129	0.0
566,405		4.000%,02/01/2041	554,863	0.0
157,774		4.000%,03/01/2041	154,561	0.0
151,761		4.000%,04/01/2041	148,670	0.0
108,562		4.000%,09/01/2041	106,350	0.0
359,886		4.000%,11/01/2041	352,550	0.0
108,016		4.000%,12/01/2041	105,814	0.0
391,629		4.000%,01/01/2042	383,645	0.0
209,909		4.000%,07/01/2042	205,632	0.0
519,608		4.000%,12/01/2042	509,175	0.0
751,617		4.000%,07/01/2043	742,335	0.1
530,642		4.000%,02/01/2044	524,653	0.0
377,498		4.000%,02/01/2044	373,236	0.0
74,127		4.000%,03/01/2044	73,290	0.0
376,164		4.000%,05/01/2045	367,214	0.0
2,095,755		4.000%,06/01/2045	2,045,243	0.1
735,165		4.000%,07/01/2045	725,629	0.1
270,299		4.000%,07/01/2045	264,894	0.0
622,903		4.000%,07/01/2045	613,092	0.0
592,992		4.000%,07/01/2045	582,507	0.0
700,130		4.000%,02/01/2046	683,493	0.1
1,343,913		4.000%,02/01/2048	1,307,486	0.1
379,173		4.000%,03/01/2048	369,094	0.0
89,368		4.000%,03/01/2048	86,881	0.0
5,633,184		4.000%,05/01/2052	5,395,257	0.3
11,352,556		4.000%,08/01/2052	10,870,550	0.7
3,200,000	(4)	4.000%,04/15/2053	3,060,762	0.2
319,156		4.500%,07/01/2026	320,097	0.0
2,347		4.500%,06/01/2034	2,357	0.0
7,804		4.500%,05/01/2035	7,817	0.0
960		4.500%,03/01/2038	967	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

632		4.500%,05/01/2038	628	0.0
5,060		4.500%,06/01/2038	5,082	0.0
7,840		4.500%,07/01/2038	7,783	0.0
12,454		4.500%,09/01/2038	12,300	0.0
112,318		4.500%,03/01/2039	113,062	0.0
10,077		4.500%,04/01/2039	10,143	0.0
8,046		4.500%,04/01/2039	8,100	0.0
208,279		4.500%,07/01/2039	209,116	0.0
512,307		4.500%,09/01/2039	515,695	0.0
469,243		4.500%,10/01/2039	472,349	0.0
148,473		4.500%,12/01/2039	149,070	0.0
107,424		4.500%,12/01/2039	108,135	0.0
135,899		4.500%,12/01/2039	136,798	0.0
92,679		4.500%,03/01/2040	93,292	0.0
105,047		4.500%,10/01/2040	105,742	0.0
105,633		4.500%,10/01/2040	106,332	0.0
115,896		4.500%,10/01/2040	116,664	0.0
147,758		4.500%,03/01/2041	147,969	0.0
80,300		4.500%,04/01/2041	79,501	0.0
100,409		4.500%,06/01/2041	101,073	0.0
775,098		4.500%,06/01/2041	780,236	0.1
86,331		4.500%,06/01/2041	86,678	0.0
78,191		4.500%,07/01/2041	78,100	0.0
42,416		4.500%,07/01/2041	42,697	0.0
913,404		4.500%,07/01/2041	919,449	0.1
66,907		4.500%,08/01/2041	67,350	0.0
499,562		4.500%,08/01/2041	502,873	0.0
400,512		4.500%,08/01/2041	402,225	0.0
3,409,585		4.500%,08/01/2052	3,366,828	0.2
6,837,237		4.500%,10/01/2052	6,705,032	0.4
7,000,000	(4)	4.500%,04/15/2053	6,859,118	0.4
44,191		5.000%,03/01/2027	44,533	0.0
1,774,318		5.000%,05/01/2042	1,813,661	0.1
7		5.500%,04/01/2023	7	0.0
247		5.500%,06/01/2023	247	0.0
58		5.500%,08/01/2023	58	0.0
873		5.500%,08/01/2023	871	0.0
498		5.500%,08/01/2023	497	0.0
64		5.500%,08/01/2023	64	0.0
669		5.500%,09/01/2023	668	0.0
659		5.500%,11/01/2023	657	0.0
109		5.500%,11/01/2023	109	0.0
106		5.500%,11/01/2023	106	0.0
5,866		5.500%,02/01/2024	5,853	0.0
246		5.500%,03/01/2024	246	0.0
6		5.500%,07/01/2024	6	0.0
1,209		5.500%,07/01/2024	1,206	0.0
3,718		5.500%,08/01/2025	3,720	0.0
795		5.500%,07/01/2027	804	0.0
203		5.500%,08/01/2027	205	0.0
50,458		5.500%,03/01/2034	52,118	0.0
45,181		5.500%,04/01/2034	46,170	0.0
19,500		5.500%,11/01/2034	20,142	0.0
20,782		5.500%,12/01/2034	21,466	0.0
242,437		5.500%,02/01/2035	250,421	0.0
36,015		5.500%,05/01/2035	37,201	0.0
33,886		5.500%,09/01/2035	35,072	0.0
146,134		5.500%,09/01/2035	147,850	0.0
27,321		5.500%,04/01/2036	28,277	0.0
44,398		5.500%,04/01/2036	45,982	0.0
8,302		5.500%,05/01/2036	8,613	0.0
19,880		5.500%,06/01/2036	20,657	0.0
118,513		5.500%,07/01/2036	122,416	0.0
64,952		5.500%,11/01/2036	67,492	0.0
95,785		5.500%,12/01/2036	99,335	0.0
186,444		5.500%,12/01/2036	193,738	0.0
32,132		5.500%,01/01/2037	33,223	0.0
299,351		5.500%,03/01/2037	311,062	0.0
26,681		5.500%,03/01/2037	27,724	0.0
137,567		5.500%,03/01/2037	142,948	0.0
119,372		5.500%,08/01/2037	123,367	0.0
1,481		5.500%,01/01/2038	1,539	0.0
543		5.500%,01/01/2038	564	0.0
407		5.500%,01/01/2038	423	0.0
4,445		5.500%,03/01/2038	4,619	0.0
4,024		5.500%,05/01/2038	4,147	0.0
17,583		5.500%,06/01/2038	18,271	0.0
456,236		5.500%,09/01/2038	472,798	0.0
123,670		5.500%,12/01/2038	128,512	0.0
32,122		5.500%,06/01/2039	33,379	0.0
35,510		5.500%,05/01/2040	35,911	0.0
218,062		5.500%,06/01/2040	220,622	0.0
3,507		6.000%,01/01/2034	3,584	0.0
27,425		6.000%,12/01/2034	28,541	0.0
6,990		6.000%,05/01/2035	7,141	0.0
13,754		6.000%,01/01/2036	14,053	0.0
28,397		6.000%,01/01/2036	29,014	0.0
7,568		6.000%,02/01/2036	7,888	0.0
14,109		6.000%,03/01/2036	14,793	0.0
11,713		6.000%,03/01/2036	12,096	0.0
5,209		6.000%,04/01/2036	5,434	0.0
2,066		6.000%,04/01/2036	2,113	0.0
39,268		6.000%,05/01/2036	40,883	0.0
111		6.000%,06/01/2036	114	0.0
1,517		6.000%,08/01/2036	1,550	0.0
8,835		6.000%,08/01/2036	9,238	0.0
7,766		6.000%,09/01/2036	8,107	0.0
23,213		6.000%,09/01/2036	24,273	0.0
36,492		6.000%,09/01/2036	37,601	0.0
7,702		6.000%,10/01/2036	7,952	0.0
276,861		6.000%,12/01/2036	288,818	0.0
82,994		6.000%,12/01/2036	84,818	0.0
6,669		6.000%,01/01/2037	6,814	0.0
4,927		6.000%,02/01/2037	5,058	0.0
4,704		6.000%,04/01/2037	4,807	0.0
39,474		6.000%,07/01/2037	41,228	0.0
435		6.000%,08/01/2037	445	0.0
9,606		6.000%,08/01/2037	10,025	0.0
1,332		6.000%,08/01/2037	1,386	0.0
216		6.000%,09/01/2037	226	0.0
2,188		6.000%,09/01/2037	2,266	0.0
754		6.000%,09/01/2037	774	0.0
6,097		6.000%,09/01/2037	6,375	0.0
6,942		6.000%,09/01/2037	7,117	0.0
149		6.000%,10/01/2037	155	0.0
1,914		6.000%,10/01/2037	1,965	0.0
1,018		6.000%,10/01/2037	1,045	0.0
846		6.000%,10/01/2037	871	0.0
545		6.000%,11/01/2037	556	0.0
954		6.000%,11/01/2037	975	0.0
6,979		6.000%,11/01/2037	7,131	0.0
5,967		6.000%,11/01/2037	6,098	0.0
21,492		6.000%,11/01/2037	22,473	0.0
8,055		6.000%,11/01/2037	8,352	0.0
16,499		6.000%,12/01/2037	17,179	0.0
10,285		6.000%,12/01/2037	10,713	0.0
4,021		6.000%,12/01/2037	4,166	0.0
27,154		6.000%,12/01/2037	28,273	0.0
4,170		6.000%,01/01/2038	4,261	0.0
3,647		6.000%,01/01/2038	3,730	0.0
689		6.000%,02/01/2038	704	0.0
56,683		6.000%,02/01/2038	58,721	0.0
2,830		6.000%,03/01/2038	2,897	0.0
62,401		6.000%,03/01/2038	63,841	0.0
8,668		6.000%,04/01/2038	8,990	0.0
135,231		6.000%,04/01/2038	141,404	0.0
10,106		6.000%,05/01/2038	10,522	0.0
7,124		6.000%,05/01/2038	7,279	0.0
992		6.000%,06/01/2038	1,014	0.0
7,565		6.000%,07/01/2038	7,737	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

22,563		6.000%,07/01/2038	23,127	0.0
1,409		6.000%,08/01/2038	1,466	0.0
753		6.000%,08/01/2038	770	0.0
11,069		6.000%,09/01/2038	11,320	0.0
31,909		6.000%,09/01/2038	32,685	0.0
6,149		6.000%,09/01/2038	6,283	0.0
15,530		6.000%,10/01/2038	16,021	0.0
33,181		6.000%,10/01/2038	34,534	0.0
27,530		6.000%,10/01/2038	28,364	0.0
306,224		6.000%,10/01/2039	320,200	0.0
5,894		6.000%,11/01/2039	6,021	0.0
331		6.500%,04/01/2030	343	0.0
50,230		6.500%,02/01/2034	51,883	0.0
4,698		6.500%,11/01/2034	4,989	0.0
9,311		6.500%,01/01/2036	9,711	0.0
16,698		6.500%,03/01/2036	17,616	0.0
25,355		6.500%,04/01/2036	26,439	0.0
3,761		6.500%,06/01/2036	3,883	0.0
28,993		6.500%,07/01/2036	29,975	0.0
11,861		6.500%,07/01/2036	12,285	0.0
800		6.500%,07/01/2036	833	0.0
617		6.500%,07/01/2036	648	0.0
10,645		6.500%,07/01/2036	11,267	0.0
4,662		6.500%,07/01/2036	4,819	0.0
520		6.500%,08/01/2036	537	0.0
53,563		6.500%,09/01/2036	56,242	0.0
6,189		6.500%,09/01/2036	6,399	0.0
6,936		6.500%,09/01/2036	7,161	0.0
696		6.500%,09/01/2036	737	0.0
756		6.500%,11/01/2036	780	0.0
1,693		6.500%,11/01/2036	1,796	0.0
11,729		6.500%,12/01/2036	12,111	0.0
1,068		6.500%,12/01/2036	1,117	0.0
27,982		6.500%,01/01/2037	29,010	0.0
18,210		6.500%,01/01/2037	18,825	0.0
42		6.500%,01/01/2037	44	0.0
4,762		6.500%,03/01/2037	4,917	0.0
10,231		6.500%,03/01/2037	10,564	0.0
3,111		6.500%,03/01/2037	3,248	0.0
160		6.500%,07/01/2037	167	0.0
1,629		6.500%,08/01/2037	1,683	0.0
218		6.500%,08/01/2037	225	0.0
1,339		6.500%,08/01/2037	1,383	0.0
560		6.500%,09/01/2037	582	0.0
3,675		6.500%,09/01/2037	3,862	0.0
8,353		6.500%,09/01/2037	8,763	0.0
243		6.500%,09/01/2037	257	0.0
95,468		6.500%,09/01/2037	98,822	0.0
601		6.500%,09/01/2037	631	0.0
57,002		6.500%,09/01/2037	60,107	0.0
1,113		6.500%,10/01/2037	1,187	0.0
14,929		6.500%,10/01/2037	15,735	0.0
6,248		6.500%,10/01/2037	6,500	0.0
2,112		6.500%,10/01/2037	2,199	0.0
248		6.500%,10/01/2037	257	0.0
45,006		6.500%,11/01/2037	46,862	0.0
4,750		6.500%,12/01/2037	4,904	0.0
53,494		6.500%,12/01/2037	55,531	0.0
5,807		6.500%,12/01/2037	6,120	0.0
1,368		6.500%,12/01/2037	1,413	0.0
1,390		6.500%,12/01/2037	1,435	0.0
1,184		6.500%,12/01/2037	1,223	0.0
1,271		6.500%,12/01/2037	1,313	0.0
478		6.500%,01/01/2038	494	0.0
10,157		6.500%,01/01/2038	10,658	0.0
40,032		6.500%,03/01/2038	42,140	0.0
25,728		6.500%,04/01/2038	27,346	0.0
25,060		6.500%,08/01/2038	25,971	0.0
33,298		6.500%,08/01/2038	34,404	0.0
20,710		6.500%,09/01/2038	21,403	0.0
1,619		6.500%,10/01/2038	1,715	0.0
7,040		6.500%,10/01/2038	7,299	0.0
11,245		6.500%,10/01/2038	11,692	0.0
104,400		6.500%,10/01/2038	110,631	0.0
8,095		6.500%,11/01/2038	8,432	0.0
610		6.500%,01/01/2039	633	0.0
25,324		6.500%,01/01/2039	26,288	0.0
4,847		6.500%,03/01/2039	5,005	0.0
4,876		6.500%,09/01/2039	5,034	0.0
			283,885,683	17.0

	Total U.S. Government Agency Obligations
	(Cost $534,940,769)		502,830,450	30.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.9%
1,468,871		Banc of America Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	1,353,607	0.1
2,937,743		BANK 2021-BNK33 A5, 2.556%, 05/15/2064	2,440,597	0.2
470,039		BANK 2022-BNK39 A4, 2.928%, 02/15/2055	397,142	0.0
1,733,268	(2)	BANK 2022-BNK41 A4, 3.790%, 04/15/2065	1,573,449	0.1
2,350,194		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	2,220,010	0.1
648,066		Benchmark 2019-B10 A4 Mortgage Trust, 3.717%, 03/15/2062	596,753	0.0
2,937,743		Benchmark 2020-B21 A5 Mortgage Trust, 1.978%, 12/17/2053	2,347,757	0.1
881,323	(2)	Benchmark 2021-B28 A5 Mortgage Trust, 2.224%, 08/15/2054	705,134	0.0
3,819,066	(2)	Benchmark 2022-B35 A5 Mortgage Trust, 4.457%, 05/15/2055	3,637,985	0.2
1,428,839	(1)	BX Trust 2022-PSB A, 7.278%, (TSFR1M + 2.451%), 08/15/2039	1,423,491	0.1
1,762,646		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/11/2047	1,730,731	0.1
370,498	(2)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	352,914	0.0
348,127		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	345,040	0.0
1,119,390		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	1,084,083	0.1
1,705,440		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	1,605,957	0.1
1,028,210		JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	904,182	0.1
1,000,000	(1)	LAQ 2023-LAQ A Mortgage Trust, 6.741%, (TSFR1M + 2.091%), 03/15/2036	991,105	0.1
587,549	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 C, 4.202%, 04/15/2048	511,182	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

2,937,743		Morgan Stanley Capital I Trust 2021-L5 A4, 2.728%, 05/15/2054	2,454,007	0.2
588,000	(1),(2)	MSCG Trust 2015-ALDR A2, 3.462%, 06/07/2035	540,776	0.0
587,549	(2)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	556,645	0.0
947,082		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	901,639	0.1
529,000		Wells Fargo Commercial Mortgage Trust 2021-C59 A5, 2.626%, 04/15/2054	437,802	0.0
2,611,653	(2)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	2,566,138	0.2

		Total Commercial Mortgage-Backed Securities
		(Cost $36,023,627)	31,678,126	1.9

SOVEREIGN BONDS: 1.4%
734,000		Chile Government International Bond, 2.450%, 01/31/2031	634,423	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	479,287	0.0
588,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	584,328	0.0
588,000		Indonesia Government International Bond, 1.850%, 03/12/2031	481,117	0.0
588,000		Indonesia Government International Bond, 4.350%, 01/11/2048	523,469	0.0
588,000		Indonesia Government International Bond, 4.850%, 01/11/2033	585,910	0.0
500,000		Korea International Bond, 4.125%, 06/10/2044	484,398	0.0
881,000		Mexico Government International Bond, 2.659%, 05/24/2031	737,442	0.1
2,938,000		Mexico Government International Bond, 4.750%, 03/08/2044	2,504,012	0.2
588,000		Panama Government International Bond, 3.870%, 07/23/2060	386,845	0.0
2,350,000		Peruvian Government International Bond, 6.550%, 03/14/2037	2,561,698	0.2
2,350,000		Philippine Government International Bond, 6.375%, 01/15/2032	2,622,929	0.2
2,938,000		Province of Alberta Canada, 2.950%, 01/23/2024	2,893,325	0.2
1,763,000		Province of British Columbia Canada, 2.250%, 06/02/2026	1,673,195	0.1
1,763,000		Province of Ontario Canada, 1.050%, 04/14/2026	1,613,882	0.1
1,763,000		Province of Ontario Canada, 1.125%, 10/07/2030	1,442,844	0.1
1,410,000		Republic of Italy Government International Bond, 1.250%, 02/17/2026	1,261,142	0.1
588,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	572,487	0.0
1,175,097		Uruguay Government International Bond, 4.500%, 08/14/2024	1,175,943	0.1

		Total Sovereign Bonds
		(Cost $25,580,594)	23,218,676	1.4

SUPRANATIONAL BONDS: 0.2%
300,000		Asian Development Bank, 2.125%, 03/19/2025	288,506	0.0
441,000		European Investment Bank, 0.625%, 07/25/2025	408,936	0.0
881,000		Inter-American Development Bank, 0.250%, 11/15/2023	856,167	0.1
1,410,000		Inter-American Development Bank, 0.625%, 07/15/2025	1,306,836	0.1
588,000		Inter-American Development Bank, 3.200%, 08/07/2042	513,884	0.0

		Total Supranational Bonds
		(Cost $3,610,380)	3,374,329	0.2

ASSET-BACKED SECURITIES: 0.5%
		Automobile Asset-Backed Securities: 0.4%
484,863		Ally Auto Receivables Trust 2019-4 A4, 1.920%, 01/15/2025	482,082	0.0
420,299		BMW Vehicle Lease Trust 2021-2 A3, 0.330%, 12/26/2024	411,979	0.0
113,315		Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	112,992	0.0
676,000		Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	673,093	0.1
250,000		Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	232,030	0.0
588,000		GM Financial Consumer Automobile Receivables Trust 2021-1 A4, 0.540%, 05/17/2027	550,148	0.0
496,257		GM Financial Consumer Automobile Receivables Trust 2021-3 A3, 0.480%, 06/16/2026	476,190	0.0
588,000		Honda Auto Receivables Owner Trust 2021-2 A4, 0.550%, 08/16/2027	550,443	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

588,000	Mercedes-Benz Auto Receivables Trust 2021-1 A3, 0.460%, 06/15/2026	564,700	0.1
302,024	Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	300,441	0.0
505,000	Nissan Auto Receivables 2022-A A3 Owner Trust, 1.860%, 08/17/2026	482,183	0.0
441,000	Nissan Auto Receivables 2022-B A4 Owner Trust, 4.450%, 11/15/2029	438,495	0.0
169,335	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	168,478	0.0
550,000	Toyota Auto Receivables 2021-D A3 Owner Trust, 0.710%, 04/15/2026	524,504	0.0
500,000	Toyota Auto Receivables 2022-D A4 Owner Trust, 5.430%, 04/17/2028	512,666	0.0
588,000	Volkswagen Auto Loan Enhanced Trust 2021-1 A3, 1.020%, 06/22/2026	562,339	0.1
135,000	World Omni Auto Receivables Trust 2021-D A3, 0.810%, 10/15/2026	128,785	0.0
		7,171,548	0.4

	Other Asset-Backed Securities: 0.1%
588,000	Verizon Master Trust 2021-1 A, 0.500%, 05/20/2027	559,281	0.1

	Total Asset-Backed Securities
	(Cost $7,951,206)	7,730,829	0.5

	Total Long-Term Investments
	(Cost $1,773,766,383)	1,678,508,008	100.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Commercial Paper: 0.5%
8,800,000	Mercedes-Benz, 5.320%, 04/14/2023
	(Cost $8,783,456)	8,783,166	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
12,773,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $12,773,000)	12,773,000	0.8

	Total Short-Term Investments
	(Cost $21,556,456)	21,556,166	1.3

	Total Investments in Securities (Cost $1,795,322,839)	$1,700,064,174	102.0
	Liabilities in Excess of Other Assets	(32,997,469)	(2.0)
	Net Assets	$1,667,066,705	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Represents or includes a TBA transaction.
(5)	Rate shown is the 7-day yield as of March 31, 2023.

Reference Rate Abbreviations:
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0012M	12-month LIBOR

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$452,063,841	$–	$452,063,841
Collateralized Mortgage Obligations	–	10,637,846	–	10,637,846
Municipal Bonds	–	14,149,856	–	14,149,856
Sovereign Bonds	–	23,218,676	–	23,218,676
U.S. Government Agency Obligations	–	502,830,450	–	502,830,450
Asset-Backed Securities	–	7,730,829	–	7,730,829
Supranational Bonds	–	3,374,329	–	3,374,329
Commercial Mortgage-Backed Securities	–	31,678,126	–	31,678,126
U.S. Treasury Obligations	–	632,824,055	–	632,824,055
Short-Term Investments	12,773,000	8,783,166	–	21,556,166
Total Investments, at fair value	$12,773,000	$1,687,291,174	$–	$1,700,064,174
Other Financial Instruments+
Futures	1,257,233	–	–	1,257,233
Total Assets	$14,030,233	$1,687,291,174	$–	$1,701,321,407
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(386,770)	$–	$(386,770)
Futures	(624,138)	–	–	(624,138)
Total Liabilities	$(624,138)	$(386,770)	$–	$(1,010,908)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2023, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	114	06/21/23	$13,101,094	$339,983
U.S. Treasury 2-Year Note	36	06/30/23	7,432,312	85,155
U.S. Treasury Ultra Long Bond	180	06/22/23	25,402,500	832,095
			$45,935,906	$1,257,233
Short Contracts:
U.S. Treasury 5-Year Note	(30)	06/30/23	(3,285,234)	(45,526)
U.S. Treasury Long Bond	(43)	06/21/23	(5,639,719)	(43,092)
U.S. Treasury Ultra 10-Year Note	(147)	06/21/23	(17,807,672)	(535,520)
			$(26,732,625)	$(624,138)

At March 31, 2023, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 40, Version 1	Buy	(1.000)	06/20/28	USD	60,000,000	$(686,228)	$(386,770)
						$(686,228)	$(386,770)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD	-	United States Dollar

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,801,174,517.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$9,133,566
Gross Unrealized Depreciation	(109,997,584)
Net Unrealized Depreciation	$(100,864,018)